VARIABLE FUND D PROSPECTUS
GROUP AND INDIVIDUAL VARIABLE ANNUITY CONTRACT
OF MINNESOTA MUTUAL'S VARIABLE FUND D

The variable annuity contracts, which are more fully described in this Prospectus, are designed to provide benefits under certain retirement programs or plans which qualify for special federal income tax treatment.
  The owner of a contract or a participant under a group contract may elect to have contract values accumulated on a completely variable basis, on a completely fixed basis (as part of Minnesota Mutual's General Account and in which the safety of principal and interest are guaranteed) or on a combination fixed and variable basis. To the extent that contract values are accumulated on a variable basis, they will be a part of the Variable Fund D. The Variable Fund D invests its assets in shares of Advantus Series Fund, Inc. (the "Series Fund"). The variable accumulation value of the contract and the amount of each variable annuity payment will vary in accordance with the performance of the Portfolio or Portfolios of the Series Fund selected by the contract owner or participant. The contract owner or participant bears the entire investment risk for any amounts allocated to the Portfolios of the Series Fund.
  This Prospectus sets forth information that a prospective investor should know before investing in the Variable Fund D, and it should be read and kept for future reference. A Statement of Additional Information, bearing the same date, which contains further contract and Variable Fund D information, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling (612) 665-3500, after September 1, 1998,
(651) 665-3500, or by writing the Variable Fund D at its principal office at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098. A Table of Contents for the Statement of Additional Information appears in this Prospectus on page 29.

This Prospectus is not valid unless attached to a current prospectus of Advantus Series Fund, Inc.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

   [LOGO]
The Minnesota Mutual Life Insurance Company
400 Robert Street North
St. Paul, MN 55101-2098
(612) 665-3500
http://www.minnesotamutual.com

The date of this document and the Statement of Additional Information is: May 1, 1998.

F.16106 Rev. 5-1998

------------------------------------------------------------------------
DEFINITIONS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of the values under a contract in the General Account and in the Variable Fund D.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE: the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND: the mutual fund or separate investment portfolio within a series mutual fund which has been designated as an eligible investment for the Variable Fund D, namely, Advantus Series Fund, Inc. and its Portfolios.

GENERAL ACCOUNT: all of our assets other than those in the Variable Fund D or in other separate accounts established by us.

PARTICIPANT: a person for whom an interest is maintained under a group annuity contract, prior to the time that annuity payments begin.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the variable annuity contracts described herein.

PURCHASE PAYMENTS: amounts paid to us under a contract.

VALUATION DATE: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Variable Fund D.

VARIABLE FUND D: a separate investment account called the Minnesota Mutual Variable Fund D, where the investment experience of its assets is kept separate from our other assets. This separate account has several sub-accounts.

  SYNOPSIS CONTAINS A BRIEF SUMMARY OF SOME OF THE IMPORTANT FEATURES OF THE VARIABLE ANNUITY CONTRACTS DESCRIBED IN THIS PROSPECTUS. THE SUMMARY DOES NOT PROVIDE A FULL DESCRIPTION OF THE CONTRACTS, WHICH IS PROVIDED ONLY IN THE PROSPECTUS. YOU MAY FIND IT HELPFUL TO RE-READ THIS SUMMARY AFTER READING THE PROSPECTUS, WHICH SHOULD BE RETAINED FOR FUTURE REFERENCE. A GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS MAY BE FOUND ON THE PRECEDING PAGE.
  This Prospectus describes variable annuity contracts which are offered for use in connection with certain retirement plans or programs entitled to special federal income tax benefits. These plans or programs include: (a) employer pension or profit-sharing plans qualified under Section 401(a) or 403(a) of the Internal Revenue Code (the "Code"); (b) pension plans established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended (H.R. 10 or Keogh plans); (c) annuity purchase plans adopted by public school systems and certain tax exempt organizations pursuant to Section 403(b) of the Code; (d) individual retirement annuity plans adopted by individuals pursuant to Section 408 of the Code; and (e) eligible state deferred compensation plans described in Section 457 of the Code.
  Three types of variable annuity contracts are offered by Minnesota Mutual--Individual Accumulation Annuity, Group Accumulation Annuity, and Group Deposit Administration. The minimum purchase payment for the first contract year under a Group Deposit Administration Contract is $3,000. The minimum periodic purchase payment under an Individual Accumulation Annuity Contract and as to each participant under a Group Accumulation Annuity Contract is $10. Currently, Minnesota Mutual is waiving the enforcement of this provision. For a detailed description of each type of contract, see "Description of the Contracts" on page 14.
  For contracts used as individual retirement annuities there is a right of revocation after the contract is established. See "Right of Revocation".
  The contracts are combined fixed and variable annuity contracts which provide for monthly annuity payments. These payments may begin immediately or at some future date. Purchase payments received under a contract are allocated either to our General Account or to Variable Fund D. In the General Account, purchase payments receive interest and principal guarantees; in the Variable Fund D, your purchase payments are invested in one or more Portfolios of Advantus Series Fund, Inc. and receive no interest or principal guarantees.
  To the extent amounts are invested in the sub-accounts of the Variable Fund D, the value of the contract before the date annuity payments begin, and the amount of monthly variable annuity benefits payable after that date, will increase or decrease depending on increases or decreases in the market value of the securities held by the Portfolios of the Series Fund.
  This Prospectus describes only the variable aspects of the contracts, except where fixed aspects are specifically mentioned. Please look to the language of the contracts for a description of the fixed portion of the contracts. For more information on the contracts, see the heading "Description of the Contracts" in this Prospectus.
  Currently, purchase payments allocated to the Variable Fund D are invested exclusively in shares of Advantus Series Fund, Inc. The Series Fund is a mutual fund of the series type, which means that it has several different portfolios which it offers for investment. Shares of the Series Fund will be made available at net asset value to the Variable Fund D to fund the variable annuity contracts. The Series Fund is also required to redeem its shares at net asset value at our request. We reserve the right to add, combine or remove other eligible funds. The investment objectives and certain policies of the Portfolios of the Series Fund are as follows:
      The Growth Portfolio seeks the long-term accumulation of capital. Current income, while a factor in portfolio selection, is a secondary objective. The Growth Portfolio will invest primarily in common stocks and other equity securities. Common stocks are more volatile than debt securities and involve greater investment risk.
      The Bond Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk. A secondary objective is to seek preservation of capital. The Bond Portfolio will invest primarily in long-term, fixed-income, high-quality debt instruments. The value of debt securities will tend to rise and fall inversely with the rise and fall of interest rates.
      The Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the stability of capital. The Money Market Portfolio will invest in money market instruments and other debt securities with maturities not exceeding one year. The return produced by these securities will reflect fluctuation in short-term interest rates.
      AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
      The Asset Allocation Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk. The Asset Allocation Portfolio will invest in common stocks and other equity securities, bonds and money market instruments. The Asset Allocation Portfolio involves the risks inherent in stocks and debt securities of varying maturities and the risk that the Portfolio may invest too much or too little of its assets in each type of security at any particular time.
      The Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk. In pursuit of this objective, the Mortgage Securities Portfolio will follow a policy of investment primarily in mortgage-related securities. Prices of mortgage-related securities will tend to rise and fall inversely with the rise and fall of the general level of interest rates.
      The Index 500 Portfolio seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's Corporation 500 Composite Stock Price Index (the "Index"). It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. All common stocks, including those in the Index, involve greater investment risk than debt securities. The fact that a stock has been included in the Index affords no assurance against declines in the price or yield performance of that stock.
      The Small Company Portfolio seeks long-term accumulation of capital. In pursuit of this objective, the Small Company Portfolio will follow a policy of investing primarily in common preferred stocks issued by small companies, defined in terms of either market capitalization or gross revenues. Investments in small companies usually involve greater investment risks than fixed income securities or corporate equity securities generally. Small companies will typically have a market capitalization of less than $1.5 billion or annual gross revenues of less than $1.5 billion.
  There is no assurance that any Portfolio will meet its objectives. Additional information concerning the investment objectives and policies of the Portfolios can be found in the current prospectus for the Series Fund, which is attached to this Prospectus.
  Subject to the limitations of the type of retirement program or a specific plan, the contracts may be surrendered in whole or in part at any time prior to the time that annuity payments begin for their accumulation value, less a deferred sales charge, if any. See the discussion on withdrawals and surrender on page 23. A surrender or a withdrawal may result in adverse tax consequences. Once an annuity option has been selected and payments begin, payments will be made only in accordance with the terms of that option. These options, along with a description of the method used to determine the amount of each variable annuity payment, are found on page 19.
  The allocation of future purchase payments may be made by giving Minnesota Mutual written or telephone notice. And before annuity payments begin, a contract owner or participant may transfer all or a part of existing accumulation values between the General Account and the separate account or among the sub-accounts of Variable Fund D. These transfers may be made by written request to Minnesota Mutual and, generally, must be in amounts of at least $250. Currently, Minnesota Mutual is waiving the enforcement of this provision. For additional information on transfers please see the section on page 21.
  A sales charge of up to 7% of the payment received is deducted from each purchase payment. A deduction may also be made from each purchase payment for any applicable premium taxes (currently such premium taxes range from 0% to 3.50%, depending upon the applicable law and are deducted as of the annuity commencement date). The maximum sales charge of 7% (exclusive of any applicable premium taxes) is 7.53% of the amount initially invested.
  A deduction at the rate of .795% per year is made from the value of each sub-account of Variable Fund D. This deduction is for the assumption by Minnesota Mutual of mortality and expense risks. For additional information on this deduction, see page 13.
  In addition, Advantus Capital Management, Inc., a subsidiary of MIMLIC Asset Management Company, which is a subsidiary of Minnesota Mutual, acts as the investment adviser to the Series Fund and deducts from the net asset value of each Portfolio of the Series Fund a fee for its services which are provided under an investment advisory agreement. To the extent that the cost of investment advisory services in the Series Fund exceeds .265%, Minnesota Mutual will make a reimbursement to Variable Fund D contracts. For more information on this reimbursement, please see the section in this Prospectus entitled "Contract Deductions."
  Each Portfolio of the Series Fund is subject to certain expenses in addition to its advisory fee. For funds allocated to the Growth Sub-Account, a portion of these expenses may be reimbursed. For more information on this, see this Prospectus under the heading "Contract Deductions." For more information on the Series Fund, see the prospectus of Advantus Series Fund, Inc. which is attached to this Prospectus.
  Ascend Financial Services, Inc. ("Ascend Financial") acts as the principal underwriter for the Variable Fund D. This firm is also affiliated with Minnesota Mutual.

------------------------------------------------------------------------
EXPENSE TABLE
The following contract expense information is intended to illustrate the expense of a Variable Fund D variable annuity contract. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.
INDIVIDUAL ACCUMULATION ANNUITY AND PARTICIPANT INTERESTS UNDER THE GROUP ANNUITY CONTRACTS

CONTRACT OWNER TRANSACTION EXPENSES

    Sales Charges on Purchase Payments (as a percentage of purchase payments).............       7%

    SEPARATE ACCOUNT ANNUAL EXPENSES--GROWTH SUB-ACCOUNT
      (as a percentage of average daily sub-account net assets)

        Investment Management Fee Reimbursement...........................................   (.235)%
        Mortality and Expense Risk Fees...................................................    .795%
        Other Expense Reimbursement.......................................................   (.050)%
                                                                                            ------
            Total Sub-Account Annual Expenses.............................................    .510%
                                                                                            ------
                                                                                            ------

    ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
      (as a percentage of Advantus Series Fund average net assets for the Growth
      Portfolio)

        Growth Portfolio

        Investment Management Fees........................................................    .500%
        Other Expenses....................................................................    .050%
                                                                                            ------
            Total Growth Portfolio Annual Expenses........................................    .550%
                                                                                            ------
                                                                                            ------

EXAMPLE--For contracts using the Growth Portfolio:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
If you surrender your contract at the end of the applicable
  time period:
    You would pay the following expenses on a $1,000
      investment, assuming 5% annual return on assets.......      $80       $101       $124       $190

    SEPARATE ACCOUNT ANNUAL EXPENSES--BOND SUB-ACCOUNT
      (as a percentage of average daily sub-account net assets)
        Investment Management Fee Reimbursement...........................................   (.235)%
        Mortality and Expense Risk Fees...................................................    .795%
                                                                                            ------
            Total Sub-Account Annual Expenses.............................................    .560%
                                                                                            ------
                                                                                            ------
    ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
      (as a percentage of Advantus Series Fund average net assets for the Bond Portfolio)
        Bond Portfolio
        Investment Management Fees........................................................    .500%
        Other Expenses....................................................................    .070%
                                                                                            ------
            Total Bond Portfolio Annual Expenses..........................................    .570%
                                                                                            ------
                                                                                            ------

EXAMPLE--For contracts using the Bond Portfolio:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
If you surrender your contract at the end of the applicable
  time period:
    You would pay the following expenses on a $1,000
      investment, assuming 5% annual return on assets.......      $81       $103       $128       $198

    SEPARATE ACCOUNT ANNUAL EXPENSES--MONEY MARKET SUB-ACCOUNT
      (as a percentage of average daily sub-account net assets)
        Investment Management Fee Reimbursement...........................................   (.235)%
        Mortality and Expense Risk Fees...................................................    .795%
                                                                                            ------
            Total Sub-Account Annual Expenses.............................................    .560%
                                                                                            ------
                                                                                            ------

    ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
      (as a percentage of Advantus Series Fund average net assets for the Money Market
      Portfolio)
        Money Market Portfolio
        Investment Management Fees........................................................    .500%
        Other Expenses....................................................................    .090%
                                                                                            ------
            Total Money Market Portfolio Annual Expenses..................................    .590%
                                                                                            ------
                                                                                            ------

EXAMPLE--For contracts using the Money Market Portfolio:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
If you surrender your contract at the end of the applicable
  time period:
    You would pay the following expenses on a $1,000
      investment, assuming 5% annual return on assets.......      $81       $104       $129       $200

    SEPARATE ACCOUNT ANNUAL EXPENSES--ASSET ALLOCATION SUB-ACCOUNT
      (as a percentage of average daily sub-account net assets)

        Investment Management Fee Reimbursement...........................................   (.235)%
        Mortality and Expense Risk Fees...................................................    .795%
                                                                                            ------
            Total Sub-Account Annual Expenses.............................................    .560%
                                                                                            ------
                                                                                            ------

    ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
      (as a percentage of Advantus Series Fund average net assets for the Asset Allocation
      Portfolio)

        Asset Allocation Portfolio

        Investment Management Fees........................................................    .500%
        Other Expenses....................................................................    .050%
                                                                                            ------
            Total Asset Allocation Portfolio Annual Expenses..............................    .550%
                                                                                            ------
                                                                                            ------

EXAMPLE--For contracts using the Asset Allocation Portfolio:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
If you surrender your contract at the end of the applicable
  time period:
    You would pay the following expenses on a $1,000
      investment, assuming 5% annual return on assets.......      $81       $103       $127       $196

    SEPARATE ACCOUNT ANNUAL EXPENSES--MORTGAGE SECURITIES SUB-ACCOUNT
      (as a percentage of average daily sub-account net assets)

        Investment Management Fee Reimbursement...........................................   (.235)%
        Mortality and Expense Risk Fees...................................................    .795%
                                                                                            ------
            Total Sub-Account Annual Expenses.............................................    .560%
                                                                                            ------
                                                                                            ------

    ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
      (as a percentage of Advantus Series Fund average net assets for the Mortgage
      Securities Portfolio)

        Mortgage Securities Portfolio

        Investment Management Fees........................................................    .500%
        Other Expenses....................................................................    .090%
                                                                                            ------
            Total Mortgage Securities Portfolio Annual Expenses...........................    .590%
                                                                                            ------
                                                                                            ------

EXAMPLE--For contracts using the Mortgage Securities Portfolio:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
If you surrender your contract at the end of the applicable
  time period:
    You would pay the following expenses on a $1,000
      investment, assuming 5% annual return on assets.......      $81       $104       $129       $200

    SEPARATE ACCOUNT ANNUAL EXPENSES--INDEX 500 SUB-ACCOUNT
      (as a percentage of average daily sub-account net assets)

        Investment Management Fee Reimbursement...........................................   (.135)%
        Mortality and Expense Risk Fees...................................................    .795%
                                                                                            ------
            Total Sub-Account Annual Expenses.............................................    .660%
                                                                                            ------
                                                                                            ------

    ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
      (as a percentage of Advantus Series Fund average net assets for the Index 500
      Portfolio)

        Index 500 Portfolio

        Investment Management Fees........................................................    .400%
        Other Expenses....................................................................    .050%
                                                                                            ------
            Total Index 500 Portfolio Annual Expenses.....................................    .450%
                                                                                            ------
                                                                                            ------

EXAMPLE--For contracts using the Index 500 Portfolio:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
If you surrender your contract at the end of the applicable
  time period:
    You would pay the following expenses on a $1,000
      investment, assuming 5% annual return on assets.......      $81       $103       $127       $196

    SEPARATE ACCOUNT ANNUAL EXPENSES--SMALL COMPANY SUB-ACCOUNT
      (as a percentage of average daily sub-account net assets)

        Investment Management Fee Reimbursement...........................................   (.485)%
        Mortality and Expense Risk Fees...................................................    .795%
                                                                                            ------
            Total Sub-Account Annual Expenses.............................................    .310%
                                                                                            ------
                                                                                            ------

    ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
      (as a percentage of Advantus Series Fund average net assets for the Small Company
      Portfolio)

        Small Company Portfolio

        Investment Management Fees........................................................    .750%
        Other Expenses....................................................................    .070%
                                                                                            ------
            Total Small Company Portfolio Annual Expenses.................................    .820%
                                                                                            ------
                                                                                            ------

EXAMPLE--For contracts using the Small Company Portfolio:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
If you surrender your contract at the end of the applicable
  time period:
    You would pay the following expenses on a $1,000
      investment, assuming 5% annual return on assets.......      $81       $103       $128       $198

  The tables shown above are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. For more information on contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. In addition, Variable Fund D amounts in the Growth Portfolio are shown after the reimbursement (which is made to the Separate Account Sub-Account for management fees). For additional information on this reimbursement, see page 13 of this Prospectus.
  Prior to May 3, 1993, several of the Portfolios were known by different names. The Growth Portfolio was the Stock Portfolio, the Asset Allocation Portfolio was the Managed Portfolio and the Index 500 Portfolio was the Index Portfolio.

TABLE OF CONTENTS

                                                                            Page
Definitions...............................................................     2

Synopsis..................................................................     3

Expense Table.............................................................     5

Condensed Financial Information...........................................    10

Financial Statements......................................................    11

Performance Data..........................................................    11

General Descriptions......................................................    11

Contract Deductions
    Sales Charges.........................................................    13
    Premium Taxes.........................................................    13
    Investment Management.................................................    13
    Mortality and Expense Risks...........................................    14
    Expenses..............................................................    14
    Other Expenses........................................................    14

Description of the Contracts..............................................    14

Voting Rights.............................................................    17

Annuity Period............................................................    17

Death Benefit.............................................................    20

Crediting Accumulation Units..............................................    20

Withdrawals and Surrender.................................................    23

Distribution..............................................................    24

Federal Tax Status........................................................    24

Legal Proceedings.........................................................    29

Year 2000 Computer Problem................................................    29

Statement of Additional Information.......................................    29

CONDENSED FINANCIAL INFORMATION

The financial statements of Minnesota Mutual Variable Fund D and The Minnesota Mutual Life Insurance Company may be found in the Statement of Additional Information.
  The table below gives per unit information about the financial history of each sub-account for the seven years ended December 31, 1997 and the period from October 26, 1990 to December 31, 1990. This information should be read in conjunction with the financial statements and related notes of Minnesota Mutual Variable Fund D included in the Statement of Additional Information.

                                                                  YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------------------------------
                                      1997        1996        1995        1994         1993          1992        1991
                                   ----------  ----------  ----------  ----------  -------------  ----------  ----------
Growth Sub-Account:
    Unit value at beginning of
      period.....................      $13.84      $11.88       $9.60       $9.57       $9.20          $8.80       $6.60
    Unit value at end of
      period.....................      $18.38      $13.84      $11.88       $9.60       $9.57          $9.20       $8.80
    Number of units outstanding
      at end of period...........   4,229,239   4,666,243   4,918,859   5,406,377   5,785,198      5,758,220   5,842,088
Bond Sub-Account:
    Unit value at beginning of
      period.....................       $1.60       $1.57       $1.32       $1.39       $1.26          $1.19       $1.02
    Unit value at end of
      period.....................       $1.75       $1.60       $1.57       $1.32       $1.39          $1.26       $1.19
    Number of units outstanding
      at end of period...........     256,628     296,978     321,612     386,750     480,411        177,794      66,385
Money Market Sub-Account:
    Unit value at beginning of
      period.....................       $1.24       $1.19       $1.13       $1.10       $1.07          $1.05       $1.00
    Unit value at end of
      period.....................       $1.29       $1.24       $1.19       $1.13       $1.10          $1.07       $1.05
    Number of units outstanding
      at end of period...........     309,546     395,596     352,735     457,011     774,078        357,877     171,773
Asset Allocation Sub-Account:
    Unit value at beginning of
      period.....................       $2.05       $1.83       $1.47       $1.50       $1.42          $1.33       $1.04
    Unit value at end of
      period.....................       $2.42       $2.05       $1.83       $1.47       $1.50          $1.42       $1.33
    Number of units outstanding
      at end of period...........   2,564,823   2,804,901   2,960,127   3,175,751   2,903,712      1,463,845     364,314
Mortgage Securities Sub-Account:
    Unit value at beginning of
      period.....................       $1.54       $1.47       $1.26       $1.31       $1.20          $1.14       $1.00
    Unit value at end of
      period.....................       $1.67       $1.54       $1.47       $1.26       $1.31          $1.20       $1.14
    Number of units outstanding
      at end of period...........     130,573     175,022     136,987     160,939     286,125        265,381       5,173
Index 500 Sub-Account:
    Unit value at beginning of
      period.....................       $2.60       $2.15       $1.58       $1.57       $1.44          $1.35       $1.05
    Unit value at end of
      period.....................       $3.41       $2.60       $2.15       $1.58       $1.57          $1.44       $1.35
    Number of units outstanding
      at end of period...........   1,012,408     923,905     951,303     886,632     684,210        332,893     174,242
Small Company Sub-Account:
    Unit value at beginning of
      period.....................       $1.62       $1.54       $1.17       $1.11       $1.00
    Unit value at end of
      period.....................       $1.74       $1.62       $1.54       $1.17       $1.11***
    Number of units outstanding
      at end of period...........     109,961     114,187     124,882      72,272      14,148

                                     PERIOD FROM
                                     OCTOBER 26,
                                       1990 TO
                                    DECEMBER 31,
                                        1990*
                                   ---------------
Growth Sub-Account:
    Unit value at beginning of
      period.....................         $6.06
    Unit value at end of
      period.....................         $6.60
    Number of units outstanding
      at end of period...........     6,024,553
Bond Sub-Account:
    Unit value at beginning of
      period.....................         $1.00
    Unit value at end of
      period.....................         $1.02
    Number of units outstanding
      at end of period...........        20,037
Money Market Sub-Account:
    Unit value at beginning of
      period.....................        --    **
    Unit value at end of
      period.....................        --
    Number of units outstanding
      at end of period...........        --
Asset Allocation Sub-Account:
    Unit value at beginning of
      period.....................         $1.00
    Unit value at end of
      period.....................         $1.04
    Number of units outstanding
      at end of period...........        13,616
Mortgage Securities Sub-Account:
    Unit value at beginning of
      period.....................        --    **
    Unit value at end of
      period.....................        --
    Number of units outstanding
      at end of period...........        --
Index 500 Sub-Account:
    Unit value at beginning of
      period.....................         $1.00
    Unit value at end of
      period.....................         $1.05
    Number of units outstanding
      at end of period...........         5,000
Small Company Sub-Account:
    Unit value at beginning of
      period.....................
    Unit value at end of
      period.....................
    Number of units outstanding
      at end of period...........

  * The condensed financial information is presented for the period from October 26, 1990 to December 31, 1990. October 26, 1990 was the effective date of the 1933 Act Registration for Minnesota Mutual Variable Fund D after its reorganization as a unit investment trust.

 ** As of December 31, 1990, no contract owners had elected to allocate payments to the Money Market and Mortgage Securities sub-accounts; accordingly, condensed financial information is not presented for the period from October 26, 1990 to December 31, 1990.

*** The information for the sub-account is shown for the period May 3, 1993 to December 31, 1993. May 3, 1993 was the effective date of the 1933 Act Registration Statement for the sub-account.

------------------------------------------------------------------------
FINANCIAL STATEMENTS

The complete financial statements of Minnesota Mutual Variable Fund D and The Minnesota Mutual Life Insurance Company are included in the Statement of Additional Information.

------------------------------------------------------------------------
PERFORMANCE DATA

From time to time the Variable Fund D may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market Sub-Account, the Variable Fund D will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period, five-year period, ten-year period, and for the period since the sub-account became available pursuant to the Variable Fund D's registration statement, and may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement. The Money Market Sub-Account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Fund D are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Fund D will reflect only charges made pursuant to the terms of contracts offered by this prospectus. The various performance figures used in Variable Fund D advertisements relating to the contracts described in this Prospectus are summarized below. More detailed information on the computations is set forth in the Statement of Additional Information.

MONEY MARKET SUB-ACCOUNT YIELD.
Yield quotations for the Money Market Sub-Account are based on the income generated by an investment in the sub-account over a specified period, usually seven days. The figures are "annualized," that is, the amount of income generated by the investment during the period is assumed to be generated over a 52-week period and is shown as a percentage of the investment. Effective yield quotations are calculated similarly, but when annualized the income earned by an investment in the sub-account is assumed to be reinvested. Effective yield quotations will be slightly higher than yield quotations because of the compounding effect of this assumed reinvestment. Yield and effective yield figures quoted by the sub-account will not reflect the deduction of any applicable deferred sales charges.

TOTAL RETURN FIGURES.
Cumulative total return figures may also be quoted for all sub-accounts. Cumulative total return is based on a hypothetical $1,000 investment in the sub-account at the beginning of the advertised period, and is equal to the percentage change between the $1,000 net asset value of that investment at the beginning of the period and the net asset value of that investment at the end of the period.
  Prior to May 3, 1993, several of the sub-accounts were known by different names. The Growth Sub-Account was the Stock Sub-Account, the Asset Allocation Sub-Account was the Managed Sub-Account, and the Index 500 Sub-Account was the Index Sub-Account.
  All cumulative total return figures published for sub-accounts will be accompanied by average annual total return figures for a one-year period, five-year period, ten-year period, and for the period since the sub-account became available pursuant to the Variable Fund D's registration statement. With respect to the Growth Sub-Account, cumulative total return quotations which include periods prior to October 1990 assume investment in the underlying fund for the period prior to the actual availability of that investment option as a result of the Variable Fund D reorganization. Average annual total return figures will show for the specified period the average annual rate of return required for an initial investment of $1,000 to equal the surrender value of that investment at the end of the period. Such average annual total return figures may also be accompanied by average annual total return figures for the same or other periods.

------------------------------------------------------------------------
GENERAL DESCRIPTIONS

A.  THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
The Minnesota Mutual Life Insurance Company is a mutual life insurance company organized in 1880 under the laws of Minnesota. Its home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098 (612) 665-3500 after September 1, 1998 (651) 665-3500. It is licensed to do a life insurance business in all states of the United States (except New York, where it is an authorized reinsurer), the District of Columbia, Canada, Puerto Rico, and Guam.

B.  MINNESOTA MUTUAL VARIABLE FUND D
On October 16, 1967, the Board of Trustees of Minnesota Mutual established a separate account in accordance with certain provisions of Minnesota Insurance Law. Minnesota Mutual Variable Fund D is the name by which this account is designated. The Variable Fund D was registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The separate account meets the definition of a separate account under the federal securities laws.
  The Minnesota law under which the Variable Fund D was established provides that the assets of the Variable Fund D shall not be chargeable with liabilities arising out of any other business which Minnesota Mutual may conduct, but shall be held and applied exclusively for the benefit of the holders of those variable annuity contracts for which the Variable Fund D was established. The investment performance of the Variable Fund D is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish. All obligations under the contracts are general corporate obligations of Minnesota Mutual.
  At a Special Meeting of contract owners and participants of Variable Fund D held October 23, 1990, the contract owners and participants approved an Agreement and Plan of Reorganization whereby Variable Fund D (which was a management investment company investing primarily in a portfolio of equity securities, mainly common stocks) transferred all of its assets to the Growth Portfolio of the Advantus Series Fund, Inc. in exchange for shares of that Portfolio. Variable Fund D was reconstituted and registered as a unit investment trust under the 1940 Act. As part of that Reorganization it now consists of seven sub-accounts, each investing its assets solely in the shares of one of seven of the Series Fund Portfolios. The Series Fund has a number of Portfolios which are not available to Variable Fund D. Registration with the Securities and Exchange Commission (the "Commission") does not involve supervision of the management or investment policies or practices of the Variable Fund D by the Commission.

C.  ADVANTUS SERIES FUND, INC.
  The Variable Fund D currently invests exclusively in Advantus Series Fund, Inc. (the "Series Fund"), a mutual fund of the series type. Prior to May 1, 1997, the name of the Series Fund was "MIMLIC Series Fund, Inc." The Series Fund is registered with the Securities and Exchange Commission as a diversified, open-end management investment company, but such registration does not signify that the Commission supervises the management, or the investment practices or policies, of the Series Fund. The Series Fund issues its shares, continually and without sales charge, only to our separate accounts, which currently include the Variable Annuity Account, the Variable Life Account, Variable Fund D, the Group Variable Annuity Account, and the Group Universal Life Account. The Series Fund may be made available to other separate accounts as new products are developed, and may be used as the underlying investment medium for separate accounts of the Northstar Life Insuarance Company, a wholly-owned subsidiary of ours domiciled in the State of New York. Shares are sold and redeemed at net asset value. In the case of a newly issued contract, purchases of shares of the Portfolios of the Series Fund in connection with the first purchase payment will be based on the values next determined after issuance of the contract by us. Redemptions of shares of the Portfolios of the Series Fund are made at the net asset value next determined from the day we receive a request for transfer, partial withdrawal or surrender at our home office. In the case of outstanding contracts, purchases of shares of the Portfolio of the Series Fund for the Variable Fund D are made at the net asset value of such shares next determined after receipt by us of contract purchase payments.
  The Series Fund's investment adviser is Advantus Capital Management, Inc. ("Advantus Capital"). Advantus Capital is a wholly-owned subsidiary of MIMLIC Asset Management Company ("MIMLIC Management") which, prior to May 1, 1997, served as investment adviser to the Series fund. MIMLIC Management is a wholly-owned subsidiary of Minnesota Mutual. Advantus Capital acts as an investment adviser to the Series Fund pursuant to an advisory agreement.
  A prospectus for the Series Fund is attached to this Prospectus. A person should carefully read this Variable Fund D Prospectus and that for the Series Fund before investing in the contracts.
  It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Series Fund simultaneously. Although Minnesota Mutual does not currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Series Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Series Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance law, (2) changes in Federal income tax laws, (3) changes in the investment management of any of the Portfolios of the Series Fund, or (4) differences in voting instructions between those given by policy owners and those given by contract owners.

D.  ADDITIONS, DELETIONS OR SUBSTITUTIONS
We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Fund D. If investment in a fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.
  We may also establish additional sub-accounts in the Variable Fund D and we reserve the right to add, combine or remove any sub-accounts of the Variable Fund D. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. Similar considerations will be used by us should there be a determination to eliminate one or more of the sub-accounts of the Variable Fund D. The addition of any investment option will be made available to existing contract owners on such basis as may be determined by us.
  We also reserve the right, when permitted by law, to de-register the Variable Fund D under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Fund D with one or more of our other separate accounts.

------------------------------------------------------------------------
CONTRACT DEDUCTIONS

SALES CHARGES
Ascend Financial acts as principal underwriter and performs all sales functions relative to the contracts, for which a certain amount is deducted from purchase payments received under the contracts.
  Minnesota Mutual performs all administrative functions relative to the contracts. Minnesota Mutual bears all expenses associated with the sale and administration of the contracts, such as sales commissions, fees and expenses of the Committee, salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and auditing fees.
  The sales charge is equal to 7% of purchase payments (7.53% of the amount invested) on all contracts. For the treatment of certain Group Accumulation Annuity Contracts, see the section "Participation in Divisible Surplus."
  To the extent that sales charges are insufficient to recover sales expenses, Minnesota Mutual will pay sales expenses from its other assets or surplus. These assets may include proceeds from the mortality and expense risk charge described below.
  We will waive the sales charge on amounts withdrawn because of an excess contribution to a tax-qualified contract.

PREMIUM TAXES
Deductions for any applicable premium taxes may be made from each purchase payment (currently such premium taxes range from 0% to 3.5%) depending upon the applicable law.

INVESTMENT MANAGEMENT
Under contracts funded by Variable Fund D, all costs of operating Variable Fund D as an investment management company originally were covered by an investment management fee of .265% of contract or account values on an annual basis. As Variable Fund D is now a unit investment trust rather than a managed investment company, that investment management fee no longer will be paid. However, contract values that are allocated to sub-accounts of Variable Fund D will be invested in Series Fund Portfolios that do pay investment advisory fees (at a rate of .40% on an annual basis for the Index 500 Portfolio, .75% for the Small Company Portfolio and .50% for each of the five other available Portfolios) and do incur other operating expenses. Those other operating expenses have been voluntarily subsidized by Minnesota Mutual to the extent that the expenses exceed .15% on an annual basis for any Portfolio. While Minnesota Mutual has no present intention to alter that practice, it is under no obligation to continue it.
  To ensure that Contract Owners and Participants continue to get at least what they originally expected under their contracts, Minnesota Mutual has agreed that, each valuation period, in calculating the net investment factor for the Growth sub-account of Variable Fund D, it will make adjustments that have the effect of reimbursing the excess of any expenses indirectly incurred as a result of the investment advisory fee paid and the operating expenses incurred by the Growth Portfolio of the Series Fund over the former .265% investment management fee. Accordingly, to the extent that the contract or account values continue to be allocated to the sub-account that, in effect, continues the Variable Fund D investment objective when it was operating as a management investment company, there will be no change in the level of charges for the provision of investment management services. In calculating the net investment factor for the other sub-accounts of Variable Fund D, Minnesota Mutual will make adjustments that, in effect, reimburse the excess of the investment advisory fees incurred through indirect investment in the Series Fund Portfolios and the former .265% investment management fee; however, any other Series Fund Portfolio operating expenses would not be subject to the reimbursement. Accordingly, to the extent that a Contract Owner or Participant chose to take advantage of the Variable Fund D sub-accounts other than the Growth Sub-Account, he or she could incur additional expenses.

MORTALITY AND EXPENSE RISKS
Minnesota Mutual assumes the mortality risk under the contract by its obligation to continue to make monthly annuity payments, determined in accordance with the annuity rate tables and other provisions contained in the contracts to each annuitant regardless of how long he or she lives and regardless of how long all annuitants as a group live. Thus, neither an annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments an annuitant will receive under the contract.
  Minnesota Mutual assumes an expense risk by assuming the risk that deductions provided for in the contracts for expenses may be insufficient to cover the actual expenses incurred.
  For assuming these risks, Minnesota Mutual currently makes a deduction from the Variable Fund D at the rate of .1325% per annum for the mortality risk and
 .6625% per annum for the expense risk. These deductions may be increased or decreased by resolution of the Board of Trustees of Minnesota Mutual, but not more often than annually, and in no event will the combined deductions exceed the amount of the present deduction of .795% per annum. If the sum of such deductions is insufficient to cover the risks assumed, the loss will fall on Minnesota Mutual. Conversely, if the deductions provide more than sufficient, any excess will be credited to the surplus of Minnesota Mutual.

EXPENSES
The Variable Fund D has no expenses which are not covered by the deductions listed above. Minnesota Mutual performs all the administrative functions relative to the contracts and it also bears all expenses associated with the administration of the contracts. These include such items as salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and auditing fees.

OTHER EXPENSES
The underlying Portfolios also bear certain expenses. See the Advantus Series Fund, Inc. prospectus for more information.

------------------------------------------------------------------------
DESCRIPTION OF THE CONTRACTS

DESCRIPTION
The following material is intended to provide a general description of contract terms. In the event that there are questions concerning the contracts which are not discussed or should you desire additional information, then inquiries may be addressed to us at: Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

1.  TYPES OF CONTRACTS
Minnesota Mutual continuously offers three types of variable annuity contracts pursuant to this Prospectus:

    (a) Individual Accumulation Annuity. This type of contract may be used in connection with all types of qualified plans, state deferred compensation plans or with individual retirement annuities adopted by or on behalf of individuals pursuant to Section 408 of the Code. The contract provides for a variable annuity or a fixed dollar annuity to begin at some future date, the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment. The amount of the first monthly annuity payment at retirement is determined by the value of the contract at that time.

    (b) Group Accumulation Annuity. This type of contract may be used in connection with any type of qualified plan and with state deferred compensation plans. Purchase payments on behalf of each participant are determined by a formula specified in the plan. Individual accounts are maintained for each participant. The contract provides for a variable annuity or a fixed dollar annuity to begin at a participant's annuity commencement date. The amount of the first monthly annuity payment at retirement is determined by the value of a participant's account at that time.

        Under some circumstances group contract owners may limit purchase payments, allocations and transfers only to a limited number of sub-accounts. In those cases, not all of the sub-accounts offered under the contracts will be available to participants in those groups.

    (c) Group Deposit Administration. This type of contract is used in connection with noncontributory pension plans qualified under Section 401(a) or 403(a) of the Code, and is designed to provide maximum flexibility to the contract owner in funding the benefits promised by the plan. No allocation of purchase payments is made for individual participants, and individual accounts are not maintained. The amount of a participant's first monthly annuity payment is determined by the terms of the plan. Annuity payments to a participant may be provided on either a fixed dollar or a variable annuity basis. The contract owner has wide latitude in determining the appropriate level of purchase payments, including assumptions with respect to discounts for mortality, turnover, and an assumed rate of investment return.

2.  ISSUANCE OF CONTRACTS
The contracts are issued to the contract owner named in the application. The owner may be the annuitant or someone else; however, once the owner has been named in the application the ownership of the contract may not be changed.

3.  RIGHT OF REVOCATION
The purchaser of an Individual Accumulation Annuity Contract may revoke the contract within ten days after its delivery, for any reason, on notice to Minnesota Mutual at 400 Robert Street North, St. Paul, Minnesota, of his or her intention to revoke. If the contract is revoked and returned, Minnesota Mutual will refund to the purchaser the greater of the total amount of purchase payments or the surrender value of the contract, adjusted in the latter case for deductions and sales charges as described in this Prospectus under "Withdrawals and Surrender."
  In some states, such as California, the free look period may be extended. In California, the free look period is extended to thirty days' time. These rights are subject to change and may vary among the states.

4.  ANNUITY PAYMENTS
Variable annuity payments are determined on the basis of (a) the mortality table specified in the contract, which reflects the age of the annuitant, (b) the type of annuity payment option selected, and (c) the investment performance of the Variable Fund D. The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in Minnesota Mutual's expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of such units and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the Variable Fund D, and thus the annuity payments will vary with the investment experience of the assets of the Variable Fund D.

5.  MODIFICATION OF THE CONTRACT
The contract may be modified at any time by written agreement between Minnesota Mutual and the contract owner. However, no such modification will adversely effect the rights of a participant under the contract unless the modification is made to comply with a law or government regulation.

6.  ASSIGNMENT
The contract may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

7.  LIMITATIONS ON PURCHASE PAYMENTS
The minimum purchase payment for the first contract year under a Group Deposit Administration Contract is $3,000.
  The minimum periodic purchase payment which may be allocated to the Variable Fund D on behalf of each participant under an Individual Accumulation Annuity Contract and under a Group Accumulation Annuity Contract is $10. If purchase payments under such contracts are allocated in part to the Variable Fund D and in part to Minnesota Mutual's general assets, the minimum which may be allocated on behalf of a participant on either basis is $10. Currently, Minnesota Mutual is waiving the enforcement of this provision.
  Under the terms of the contracts, Minnesota Mutual may limit the amount of purchase payments which will be accepted on behalf of a participant for any contract year to the greater of (a) the purchase payments made under the contract on behalf of such participant for the immediately preceding contract year, or (b) the average purchase payments made under the contract on behalf of such participant for all prior contract years.
  There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

8.  DISCONTINUANCE OF PURCHASE PAYMENTS
Purchase payments for a contract may be discontinued under either of the following circumstances:

    (a) The contract owner may discontinue purchase payments as of a date specified in a written notice to Minnesota Mutual, provided that such date may not be earlier than the date Minnesota Mutual receives such notice.

    (b) Minnesota Mutual may discontinue acceptance of purchase payments by giving written notice to the contract owner if the contract is no longer part of a plan qualified under Section 401(a), 403(a), 403(b), 408, 457 or other provisions of the Code allowing similar tax treatment.

  Upon discontinuance of purchase payments, the contract will continue in force in a paid-up status. Purchase payments may subsequently be resumed under an Individual Accumulation Annuity Contract at any date prior to the annuity commencement date unless the contract value has previously been disbursed by Minnesota Mutual. Under a group contract, purchase payments may be resumed only with the written consent of Minnesota Mutual. Discontinuance of purchase payments will have no effect on participants who are receiving annuity payments.

9.  CONTRACT SETTLEMENT
Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

    (a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    (b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Variable Fund D or to fairly determine the value of the assets of the Variable Fund D; or

    (c) such other periods as the Commission may by order permit for the protection of the contract owners.

10.  PARTICIPATION IN DIVISIBLE SURPLUS
The contracts participate in the divisible surplus of Minnesota Mutual, according to the annual determination of its Board of Trustees as to the portion, if any, of the divisible surplus of Minnesota Mutual which has accrued on the contracts.

  No assurance can be given as to the amount of divisible surplus, if any, that will be distributable under these contracts in the future. Such amount may arise if mortality and expense experience is more favorable than assumed. No distributions of divisible surplus have been declared on these contracts except as to certain Group Accumulation Annuity Contracts, sold under circumstances which reduce sales expenses to Minnesota Mutual. In such contracts, the dividend is credited to purchase payments in anticipation of reduced expenses. When this application of the dividend is made it has the effect of reducing the sales charge and results in the crediting of additional accumulation units. No distributions of divisible surplus arising from mortality experience have been declared, but such surplus could arise in the future under certain Group Accumulation Annuity Contracts where mortality experience is more favorable than assumed. When a distribution of divisible surplus from this source is made, it may take the form of additional payments to retired participants.

------------------------------------------------------------------------
VOTING RIGHTS

The Series Fund shares held in the Variable Fund D will be voted by us at the regular and special meetings of the Series Fund. Shares will be voted by us in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Fund D. In the event no instructions are received from a contract owner, we will vote such shares of the Series Fund in the same proportion as shares of the Series Fund for which instructions have been received from contract owners with voting interests in each sub-account of the Variable Fund D. In the event no instructions are received from a contract owner, with respect to shares of a Portfolio held by a sub-account, Minnesota Mutual will vote such shares of the Portfolio and shares not attributable to contracts in the same proportion as shares of the Portfolio held by such sub-account for which instructions have been received. The number of votes which are available to a contract owner will be calculated separately for each sub-account of the Variable Fund D. If, however, the Investment Company Act of 1940 or any regulation under that Act should change so that we may be allowed to vote shares in our own right, then we may elect to do so.
  During the accumulation period of each contract, the contract owner holds the voting interest in each contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account.
  During the annuity period of each contract, the annuitant holds the voting interest in each contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.
  We shall notify each contract owner or annuitant of a Series Fund shareholders' meeting if the shares held for the contract owner's contract may be voted at such meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

------------------------------------------------------------------------
ANNUITY PERIOD

1.  ELECTING THE RETIREMENT DATE AND FORM OF ANNUITY
The contracts provide for four optional annuity forms, any one of which may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed dollar annuity basis, or a combination thereof. Other annuity options may be available on request to Minnesota Mutual.
  While the contracts require that notice of election to begin variable annuity payments must be received by Minnesota Mutual at least thirty days prior to the annuity commencement date, Minnesota Mutual is currently waiving that requirement for such annuity elections received at least two valuation days prior to the fifteenth of the month. Minnesota Mutual reserves the right to enforce the thirty day notice requirement at its option at anytime in the future.
  Annuity payments are always made as of the first day of a month. The contracts require that notice of election to begin annuity payments must be received by us at least thirty days prior to the annuity commencement date. However, Minnesota Mutual currently waives this requirement, and at the same time reserves the right to enforce the thirty day notice at its option in the future.

  Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments, on the valuation date coincident with the first valuation date following the fourteenth day of the month preceding the date on which the annuity is to begin.
  If a request for a fixed annuity is received between the first valuation date following the fourteenth day of the month and the second to last valuation date of the month prior to commencement, the transfer will occur on the valuation date coincident with or next following the date on which the request is received. If a fixed annuity request is received after the third to the last valuation day of the month prior to commencement, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine fixed annuity payments will be the value as of the last valuation date of the month preceding the date the fixed annuity is to begin.
  If a variable annuity request is received after the third valuation date preceding the first valuation date following the fourteenth day of the month prior to the commencement date, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the variable annuity begin date.
  If an election has not been made otherwise, and the plan does not specify to the contrary, the annuitant's retirement date shall be the first day of the calendar month next following his or her 65th birthday, the annuity option shall be Option 2A, a life annuity with a period certain of 120 months. In this event, a fixed annuity will be provided by any general account accumulation value and a variable annuity will be provided by any Variable Fund D accumulation value. The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20. If such first monthly payment would be less than $20, Minnesota Mutual may fulfill its obligation by paying in a single sum the value of the contract which would otherwise have been applied to provide annuity payments.
  The contracts permit annuity payments to begin on the first day of any month after the 50th birthday and before the 75th birthday of the annuitant.
  Once annuity payments have commenced, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof.
  Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.
  The mortality and expense risks charge continues to be deducted throughout the annuity period under each of the available annuity options, including Option 4, under which there is no mortality risk to Minnesota Mutual.

2.  OPTIONAL ANNUITY FORMS

OPTION 1--LIFE ANNUITY
This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum amount of monthly payments since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2--LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C)
This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain; or if the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment shall be paid in a single sum to the beneficiary.

OPTION 3--JOINT AND LAST SURVIVOR ANNUITY
This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries.

OPTION 4--PERIOD CERTAIN ANNUITY
This is an annuity payable monthly for a Period Certain of from 3 to 15 years, as elected. If the annuitant dies before payments have been made for the Period Certain elected, payments will continue to the beneficiary during the remainder of such Period Certain. At any time during the payment period, the payee may elect that (1) the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or (2) such commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

3.  VALUE OF THE ANNUITY UNIT
The value of an annuity unit is determined monthly as of the first day of each month. The value of the annuity unit on the first day of each month is determined by multiplying the value on the first day of the preceding month by the product of (a) .997137, and (b) the ratio of the value of the accumulation unit for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month. (.997137 is a factor to neutralize the assumed net investment rate, discussed in Section 4 below, of 3.5% per annum built into the annuity rate tables contained in the contract and which is not applicable because the actual net investment rate is credited instead.) The value of an annuity unit as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

4.  DETERMINATION OF AMOUNT OF FIRST MONTHLY ANNUITY PAYMENT
Under the Group Deposit Administration Contract, the amount of the first monthly annuity payment is determined as provided in the plan. Under the other types of contracts described in this Prospectus, the first monthly annuity payment is determined by the value at retirement of the participant's individual account. In addition, a number of states do, however, impose a premium tax on the amount used to purchase annuity benefits, depending on the type of plan involved. These taxes, where applicable, currently range from 0% to 3.5% and are deducted from the contract value applied to provide annuity payments, though Minnesota Mutual reserves the right to make such deductions from purchase payments as they are received.
  When annuity payments commence, the value of the contract is determined as the product of (a) the number of accumulation units credited to the individual account as of the date annuity payments commence, and (b) the value of an accumulation unit for the valuation date next following the fourteenth day of the month prior to the month in which annuity payments commence.
  The contracts contain tables indicating either (a) the dollar amount of the first monthly payment under each optional annuity form for each $1,000 of value applied, or (b) the dollar amount of value required to provide a first monthly payment of $1.00 under each optional annuity form. The amount of the first monthly payment depends on the optional annuity form elected and the adjusted age of the annuitant.
  A formula for determining the adjusted age is contained in the contract. The tables are determined from the Progressive Annuity Table with interest at the rate of 3.5% per annum, assuming births in the year 1900. The total first monthly annuity payment is determined by multiplying the number of thousands of dollars of value applied (less any applicable premium taxes not previously deducted) by the amount of the first monthly payment per $1,000 of value from the tables in the contract. The 3.5% interest rate assumed in the annuity tables would produce level annuity payments if the net investment rate remained constant at 3.5% per year. Subsequent payments will be less than, equal to, or greater than the first payment depending upon whether the actual net investment rate is less than, equal to, or greater than 3.5%. A higher interest rate would mean a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption would have the opposite effect.

5.  AMOUNT OF SECOND AND SUBSEQUENT MONTHLY ANNUITY PAYMENTS
The amount of the first monthly annuity payment, determined as described above, is divided by the then current annuity unit value on the date of the first payment to determine the number of annuity units represented by the first payment. This number of annuity units remains constant during the period of annuity payments, and in each subsequent month, the dollar amount of the annuity payment is determined by multiplying this constant number of annuity units by the then current value of an annuity unit.
  The Statement of Additional Information contains an illustration of the calculation of annuity unit values and of a variable annuity payment showing the method used for the calculation of both the initial and subsequent payments.

------------------------------------------------------------------------
DEATH BENEFIT

Death proceeds, if any, payable under Group Deposit Administration Contracts shall be in such amount as is determined by the provisions of the applicable qualified trust or plan. The Individual Accumulation Annuity and Group Accumulation Annuity Contracts provide that in the event of the death of the participant prior to the commencement of annuity payments, death proceeds payable will be the value of the participant's individual account determined as of the valuation date coincident with or next following the date due proof of death is received by Minnesota Mutual. Death proceeds will be paid in a single sum to the beneficiary designated by the contract owner, unless an annuity option is elected by the beneficiary. Payment will be made within seven days after we receive due proof of death and return of the contract. Except as noted below, the entire interest in the contract must be distributed within five years of the owner's death. If the annuitant dies after annuity payments have begun, Minnesota Mutual will pay to the beneficiary any death benefit provided by the annuity option selected. The person selected by the owner as the beneficiary of any remaining interest after the death of the annuitant under the annuity option may be a person different from that person designated as the contract beneficiary prior to the annuity commencement date.
  Certain group accumulation annuity contracts have been endorsed to provide a death benefit which is different from that described above. For those contracts, the death benefit payable to the beneficiary on the death of a participant prior to the annuity commencement date shall be determined separately for the participant's general account and separate account accumulation values. For general account accumulation values, the death benefit shall be the general account accumulation value. For separate account accumulation values, the death benefit shall be equal to the greater of: (1) the amount of the participant's separate account accumulation value payable at death; or (2) the sum of all purchase payments applied to the separate account by or on behalf of a participant, plus transfers to the separate account, less all participant withdrawals and transfers from that value. As a matter of company practice, we use this method except that total purchase payments will include all contributions, even those made after 12 months to determine the death benefit for all contracts offered by this Prospectus.
  The beneficiary will be the person or persons named in the contract application unless the owner subsequently changes the beneficiary. In that event, we will pay the amount payable at death to the beneficiary named in your last change of beneficiary request. The owner's written request to change the beneficiary will not be effective until it is recorded in Minnesota Mutual's home office records. After it has been recorded, it will take effect as of the date the owner signed the request. However, if the annuitant or the owner dies before the request has been recorded, the request will not be effective as to those death proceeds we have paid before the request was recorded in our home office records.

------------------------------------------------------------------------------
CREDITING ACCUMULATION UNITS

During the accumulation period--the period before the commencement of annuity payments--the purchase payment (on receipt of a completed application or subsequently) is credited on the valuation date coincident with or next following the date such purchase payment is received. If the initial purchase payment is accompanied by an incomplete application, the purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. Minnesota Mutual will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days. Purchase payments will be credited to the contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account. The total of these separate account accumulation values in the sub-accounts will be the separate account accumulation value. Interests in the sub-accounts will be valued separately.
  The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Series Fund.
  Minnesota Mutual will determine the value of accumulation units on each day on which the Portfolios of the Series Fund are valued. The net asset value of the Series Fund's shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central Time), but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of such Series Fund's portfolio securities will not materially affect the current net asset value of such Series Fund's shares, (ii) days during which no such Series Fund's shares are tendered for redemption and no order to purchase or sell such Series Fund's shares is received by such Series Fund and
(iii) customary national business holidays on which the New York Stock Exchange is closed for trading (as of the date hereof, New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).
  Accordingly, the value of accumulation units will be determined daily, and such determinations will be applicable to all purchase payments received by Minnesota Mutual at its home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received subsequent to the close of business of the Exchange on that day will be the value determined as of the close of business on the next day the Exchange is open for trading.
  In determining the value of the Series Fund on a valuation date, each security traded on a national securities exchange is valued at the last reported sale price on that date, as of the close of trading on the New York Stock Exchange. If there has been no sale on such day, then the security is valued at the last reported bid price on that day. Any security not traded on a securities exchange, but traded in the over-the-counter market, is valued at the last quoted bid price. Any securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Series Fund Board of Directors.
  In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Fund D, the contracts also provide for allocation of purchase payments to Minnesota Mutual's General Account for accumulation at a guaranteed interest rate. Purchase payments received without allocation instructions will be allocated to the General Account.

TRANSFER OF VALUES
Upon your written request, values under the contract may be transferred between the General Account and the Variable Fund D or among the sub-accounts of the Variable Fund D. We will make the transfer on the basis of accumulation unit values on the valuation date coincident with or next following the day we receive the request at our home office. No deferred sales charge will be imposed on such transfers. While the contracts currently provide that transfer amounts must be of an amount not less than $250 we are waiving this restriction and allowing transfers of any amount.
  The contracts permit us to limit the frequency and amount of transfers from the General Account to the Variable Fund D sub-accounts. Currently, except as provided below, we limit such transfers to a single such transfer during any calendar year and to any amount which is no more than 20% of the General Account accumulation value at the time of the transfer. However, in the case of General Account accumulation values of $1,000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the Variable Fund D sub-accounts. No transfers will be allowed after annuity payments have begun.
  Where the contract owner has established a systematic transfer arrangement with us. The contract owner may transfer General Account current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. For transfers of a specified amount from the General Account the maximum initial amount that may be transferred may not exceed 10% of the current General Account accumulation value at the time of the first transfer. For contracts where the General Account accumulation value is increased during the year because of transfers into the General Account or additional purchase payments, made after the program is established, systematic transfers are allowed to the extent of the greater of the current transfer amount or 10% of the then current General Account accumulation value. Even with respect to systematic transfer plans, we reserve the right to alter the terms of such programs once established where funds are being transferred out of the General Account. Our alteration of existing systematic transfer programs will be effective only upon our written notice to contract owners of changes affecting their election.
  Transfer arrangements may be established to begin on the 10th or 20th of any month and if a transfer cannot be completed it will be made on the next available transfer date. In the absence of specific instructions, transfers will be made on a monthly basis and will remain active until the appropriate General Account accumulation value or sub-account is depleted.
  Also, you or persons authorized by you may effect transfers, or a change in the allocation of future premiums, by means of a telephone call. Transfers and requests made pursuant to such a call are subject to the same conditions and procedures as are outlined above for written transfer requests. During periods of marked economic or market changes, contract owners may experience difficulty in implementing a telephone transfer due to a heavy volume of telephone calls. In such a circumstance, contract owners should consider submitting a written transfer request while continuing to attempt a telephone transfer. We reserve the right to restrict the frequency of--or otherwise modify, condition, terminate or impose charges upon--telephone transfer privileges. For more information on telephone transfers, contact Minnesota Mutual.
  While for some contract owners we have used a form to pre-authorize telephone transactions, we now make this service automatically available to all contract owners. We will employ reasonable procedures to satisfy ourselves that instructions received from contract owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners to identify themselves in those telephone conversations through contract numbers, social security numbers and such other information as we may deem to be reasonable. We record telephone transfer instruction conversations and we provide the contract owners with a written confirmation of the telephone transfer.
  The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to the general assets of Minnesota Mutual are not registered under the Securities Act of 1933, and Minnesota Mutual is not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests and Minnesota Mutual are not subject to the provisions of those acts that would apply if registration under such acts were required.

VALUE OF THE CONTRACT
The value of the contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the contract by the current value of an accumulation unit. There is no assurance that such value will equal or exceed the purchase payments made. The contract owner and, where applicable, each participant will be advised periodically of the number of accumulation units credited to the contract or to the participant's individual account, the current value of an accumulation unit, and the total value of the contract or the individual account.

ACCUMULATION UNIT VALUE
The value of an accumulation unit was set at $1.000000 on the first valuation date of the Variable Fund D. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

NET INVESTMENT FACTOR
The separate account net investment factor describes the investment performance of a sub-account of Variable Fund D. It is for the period from one valuation period to the next. For any such sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period less a deduction for the mortality and expense risk charge at the rate of .795%. The net investment factor for each sub-account other than the sub-account holding shares of the Growth Portfolio of the Series Fund, shall be increased by Minnesota Mutual. It will be increased to the extent that on an annual basis the investment advisory fee accrued by the Portfolio in which the sub-account invests, as a percentage of the value of the average net assets of such Portfolio, exceeds
 .265% per annum. The net investment factor for the sub-account holding shares of the Growth Portfolio of the Series Fund shall also be adjusted by Minnesota Mutual. It will be adjusted so that on an annual basis the expenses, including the investment advisory fee, of that Portfolio, as a percentage of the average net assets of such Portfolio, exceed .265% per annum. For purposes of this computation, "expenses" shall be determined on the basis of generally accepted accounting principles applicable to registered investment companies. However, they shall exclude any expenses of the Growth Portfolio which are reimbursed by Minnesota Mutual or any other person, any interest expense or amortization of debt discount or any income tax expense.
  The gross investment rate is equal to: (1) the net asset value per share of a fund share held in a sub-account of the separate account determined at the end of the current valuation period; plus (2) the per share amount of any dividend or capital gain distribution by such fund if the "ex-dividend" date occurs during the current valuation period; divided by (3) the net asset value per share of that fund share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

------------------------------------------------------------------------
WITHDRAWALS AND SURRENDER

Under certain circumstances a contract owner may have the right to surrender his or her contract in whole or in part, subject to possible adverse tax consequences. (See discussion under heading "Federal Tax Status").
  The Individual Accumulation Annuity Contract provides that at any time prior to the death of the participant and prior to the commencement of annuity payments, the contract owner may elect to surrender the contract and receive in a single sum the value of the participant's individual account computed as of the valuation date coincident with or next following the date of surrender. The contract also provides for partial withdrawal of the value of the participant's individual account, in amounts of at least $250. All such payments are subject to any limitations contained in an applicable qualified trust or plan or in a state deferred compensation plan.
  The Group Accumulation Annuity Contract provides that upon termination of purchase payments for an individual participant prior to the commencement of annuity payments, the participant shall have a vested interest in his or her individual account to the extent specified in the plan. If purchase payments are discontinued for all participants under the contract, each participant shall have a vested interest in his or her individual account as specified in the plan. The contract provides that the vested portion of the participant's individual account may be surrendered, in which event Minnesota Mutual will pay to the participant in a single sum the value of such vested portion, computed as of the valuation date coincident with or next following the date of surrender. The contract also provides for partial withdrawal of the value of the vested portion of a participant's individual account, in amounts of at least $250. However, the provisions of the applicable qualified trust, plan or state deferred compensation plan may limit the right of the participant to elect such payments.
  The Group Deposit Administration Contract does not provide for individual allocation of purchase payments or maintenance of individual accounts for participants. The dollar amount of any payment made on behalf of a participant by reason of his or her individual termination of employment or termination of participation in the plan shall be determined by the provisions of the applicable qualified trust or plan, and is not dependent upon the provisions of the contract. If discontinuance of purchase payments for all participants under such a contract occurs, and the accumulated value of the contract is not transferred to another funding vehicle, the participants in the plan as of the date of discontinuance shall receive a 100% vested interest in all benefits earned under the terms of the plan to the extent provided by the accumulated value of the contract. Such accumulated value may be transferred to another funding vehicle if, prior to the date of discontinuance of purchase payments, the contract owner gives written notice to Minnesota Mutual certifying that the plan is to be continued as a qualified plan and requesting such transfer to be made. The transfer date shall be the first valuation date to occur following the effective date of discontinuance of purchase payments. Payment of the accumulated value of the contract which is a part of the Variable Fund D will be made in a single sum as of the transfer date.
  We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code. We will also waive the applicable dollar amount limitation on withdrawals due to an excess contribution to a tax-qualified contract.
  Under any contract, once annuity payments have commenced for a participant under Options 1, 2 or 3 of the optional annuity forms, the participant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof. For a discussion of commutation rights of payees and beneficiaries subsequent to the annuity commencement date, see heading "Optional Annuity Forms" on page 18.
  Contract owners may also submit their signed written withdrawal or surrender requests to us by facsimile (FAX) transmission. Our FAX number is (612) 665-7942, after September 1, 1998, (651) 665-7942, ATTN: U of M Plan Services. Transfer instructions or changes as to future allocations of premium payments may be communicated to us by the same means.
  The surrender of a contract or a partial withdrawal thereunder may result in a credit against Minnesota Mutual's premium tax liability. In such event, Minnesota Mutual will pay in addition to the cash value paid in connection with the surrender or withdrawal, the lesser of (1) the amount by which Minnesota Mutual's premium tax liability is reduced, or (2) the amount previously deducted from purchase payments for premium taxes. No representation can be made that upon any such surrender or withdrawal any such payment will be made, since applicable tax laws at the time of surrender or withdrawal would be determinative.

------------------------------------------------------------------------
DISTRIBUTION

The contracts will be sold by Minnesota Mutual life insurance agents who are also registered representatives of Ascend Financial Services, Inc. or other broker-dealers who have entered into selling agreements with Ascend Financial Services, Inc. Ascend Financial Services, Inc. acts as the principal underwriter of the contracts. Ascend Financial Services, Inc. is a wholly-owned subsidiary of MIMLIC Asset Management Company, which in turn is a wholly-owned subsidiary of Minnesota Mutual. MIMLIC Asset Management Company is also the sole owner of the shares of Advantus Capital Management, Inc., the investment adviser for the Series Fund. Ascend Financial Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.
  Commissions to dealers, paid in connection with the sale of the contracts, may not exceed an amount which is equal to 3.75% of the purchase payments received for the Individual Accumulation Annuity. Commissions on group cases may vary, but will not exceed that amount shown above.
  In addition, Ascend Financial Services, Inc. or Minnesota Mutual will pay credits which allow registered representatives (Agents) who are responsible for sales of the contracts to attend conventions and other meetings sponsored by Minnesota Mutual or its affiliates for the purpose of promoting the sale of insurance and/or investment products offered by Minnesota Mutual and its affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. Minnesota Mutual may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with Minnesota Mutual.

------------------------------------------------------------------------
FEDERAL TAX STATUS

INTRODUCTION
The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service. The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408 or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on amounts held under a Contract, on Annuity Payments and on the economic benefit, to the Contract Owner, the Annuitant or the Beneficiary may depend on the tax status of the individual concerned.
  Minnesota Mutual is taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Fund D form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the Variable Fund D or on capital gains arising from the Variable Fund D's investment activities. However, if changes in the federal tax laws or interpretations thereof result in Minnesota Mutual being taxed on income or gains to Variable Fund D, then we may impose a charge against Variable Fund D (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAXATION OF ANNUITY CONTRACTS IN GENERAL
Section 72 of the Internal Revenue Code governs taxation of nonqualified annuities in general and some aspects of tax qualified programs. No taxes are imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected.
  As a general rule, deferred annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.
  For payments made in the event of a full surrender of an annuity, the taxable portion is generally the amount in excess of the cost basis (i.e., purchase payments) of the contract. Amounts withdrawn from the variable annuity contracts not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract. Such taxable portion is taxed at ordinary income tax rates.
  In the case of a withdrawal under an annuity that is part of a qualified program, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.
  For annuity payments, the taxable portion is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. Such taxable part is taxed at ordinary income rates.
  If a taxable distribution is made under the variable annuity contracts, a penalty tax of 10% of the amount of the taxable distribution may apply. This additional tax does not apply where the taxpayer is 59 1/2 or older, where payment is made on account of the taxpayer's disability, or where payment is made by reason of the death of the owner, and in certain other circumstances.
  The Code also provides an exception to the penalty tax for distributions in periodic payments, of substantially equal installments, be made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.
  For some types of qualified plans, other tax penalties may apply to certain distributions.
  A transfer of ownership of a contract, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of a contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.
  For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through serial purchases of contracts or otherwise. For further information on these rules, see your tax adviser.

DIVERSIFICATION REQUIREMENTS
Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Variable Fund D to be "adequately diversified" in order for the contract to be treated as an annuity contract for Federal tax purposes. Variable Fund D, through the Series Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Series Fund's assets may be invested. Although the investment adviser is an affiliate of Minnesota Mutual, Minnesota Mutual does not have control over the Series Fund or its investments. Nonetheless, Minnesota Mutual believes that each Portfolio of the Series Fund in which the Variable Fund D owns shares will be operated in compliance with the requirements prescribed by the Treasury.
  In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.
  The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a contract has the choice of several sub-accounts in which to allocate net purchase payments and contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. These differences could result in a contract owner being treated as the owner of the assets of Variable Fund D. In addition, Minnesota Mutual does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Minnesota Mutual therefore reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of Variable Fund D.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death. These requirements shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.
  Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Minnesota Mutual intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.
  Other rules may apply to qualified contracts.

TAXATION OF DEATH BENEFIT PROCEEDS
Amounts may be distributed from a contract because of the death of the owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

POSSIBLE CHANGES IN TAXATION
Legislation has been proposed in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

TAX QUALIFIED PROGRAMS
The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.
  We make no attempt to provide more than general information about use of annuities with the various types of retirement plans. Owners and participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under annuities purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into the annuity or our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. Purchasers of annuities for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.
  For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined by the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS
Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.
  Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.
  Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS
Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS
Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS
Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

WITHHOLDING
In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules. Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are: (1) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more; (2) a required minimum distribution; or (3) the non-taxable portion of a distribution. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.
  Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within sixty days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER
It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed herein. It should also be understood that should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information a qualified tax adviser should be consulted.

------------------------------------------------------------------------
LEGAL PROCEEDINGS

There are no pending legal proceedings in which the Variable Fund D is a party. There are no material pending legal proceedings, other than ordinary routine litigation incidental to their business, in which Minnesota Mutual, MIMLIC Management, Advantus Capital or Ascend Financial is a party.

------------------------------------------------------------------------
YEAR 2000 COMPUTER PROBLEM

The services provided by Minnesota Mutual to the Separate Account and its contract owners depend on the smooth functioning of its computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way that dates are encoded, stored and calculated. That failure could have a negative impact on the ability of Minnesota Mutual to provide services to contract owners. Minnesota Mutual has been actively working on necessary changes to its computer systems to deal with the year 2000. Although there can be no assurance of complete success, Minnesota Mutual believes that it will be able to resolve these issues on a timely basis and that there will be no material adverse impact on its ability to provide services to the Separate Account.
  In addition, Minnesota Mutual's operations could be impacted by its service providers' or suppliers' year 2000 efforts. Minnesota Mutual has undertaken an initiative to assess the efforts of organizations where there is a significant business relationship; however there is no assurance that Minnesota Mutual will not be affected by year 2000 problems of other organizations.

------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, which contains additional contract and Variable Fund D information including financial statements, is available from the offices of the Variable Fund D at your request. The Table of Contents for that Statement of Additional Information is as follows:

    Variable Fund D
    Trustees and Principal Management Officers of Minnesota Mutual
    Other Contracts
    Distribution of Contracts
    Performance Data
    Annuity Payments
    Auditors
    Financial Statements
    Appendix A--Calculation of Unit Values

Minnesota Mutual Variable Fund D

Statement of Additional Information

The date of this document and the Prospectus is:  May 1, 1998

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Fund D's current Prospectus, bearing the same date, which may be obtained by calling the Variable Fund D at (612) 665-3500, after September 1, 1998, (651) 665-3500, or writing the Variable Fund D at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.


                                TABLE OF CONTENTS

Variable Fund D

Trustees and Principal Management Officers of Minnesota Mutual

Other Contracts

Distribution of Contracts

Performance Data

Annuity Payments

Auditors

Financial Statements

Appendix A - Calculation of Unit Values

                                 VARIABLE FUND D

Minnesota Mutual Variable Fund D ("Variable Fund D") is a separate account of The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"). The Variable Fund D is registered as a unit investment trust. Prior to the Reorganization of the Fund in October of 1990 and the establishment of its several sub-accounts, the Fund was a open-end, diversified, management investment company investing in a diversified portfolio of equity securities, mainly common stocks.


TRUSTEES AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA MUTUAL

     Trustees                      Principal Occupation

Giulio Agostini             Senior Vice President, Finance and Administrative
                            Services, Minnesota Mining and Manufacturing
                            Company, Maplewood, Minnesota

Anthony L. Andersen         Chair-Board of Directors, H. B. Fuller Company, St.
                            Paul, Minnesota, since June 1995, prior thereto for more than five years President and Chief Executive
                            Officer, H. B. Fuller Company (Adhesive Products)

Leslie S. Biller            President and Chief Operating Officer, Norwest
                            Corporation, Minneapolis, Minnesota (Banking)

John F. Grundhofer          President and Chief Executive Officer, U.S. Bancorp,
                            Minneapolis, Minnesota (Banking)

Harold V. Haverty           Retired since May 1995, prior thereto, for more
                            than five years Chairman of the Board, President and Chief Executive Officer, Deluxe Corporation,
                            Shoreview, Minnesota (Check Printing)

David S. Kidwell, Ph.D.     Dean and Professor of Finance, The Curtis L.
                            Carlson School of Management, University of
                            Minnesota

Reatha C. King, Ph.D.       President and Executive Director, General Mills
                            Foundation, Minneapolis, Minnesota

Thomas E. Rohricht          Member, Doherty, Rumble & Butler Professional
                            Association, St. Paul, Minnesota (Attorneys)

Terry Tinson Saario, Ph.D.  Prior to March 1996, and for more than five years,
                            President, Northwest Area Foundation, St. Paul, Minnesota (Private Regional Foundation)

Robert L. Senkler           Chairman of the Board, President and Chief
                            Executive Officer, The Minnesota Mutual Life
                            Insurance Company, since August 1995; prior thereto for more than five years Vice President and Actuary, The Minnesota Mutual Life Insurance
                            Company

Michael E. Shannon          Chairman, Chief Financial and Administrative
                            Officer, Ecolab, Inc., St. Paul, Minnesota (Develops and Markets Cleaning and Sanitizing Products)

Frederick T. Weyerhaeuser   Chairman, Clearwater Investment Trust since May
                            1996, prior thereto for more than five years, Chairman, Clearwater Management Company, St.
                            Paul, Minnesota (Financial Management)

Principal Officers (other than Trustees)

           Name                         Position

      John F. Bruder              Senior Vice President

      Keith M. Campbell           Senior Vice President

      Frederick P. Feuerherm      Vice President

      Robert E. Hunstad           Executive Vice President

      James E. Johnson            Senior Vice President and Actuary

      Michael T. Kellett          Vice President

      Richard D. Lee              Vice President

      Robert M. Olafson           Vice President

      Dennis E. Prohofsky         Senior Vice President, General
                                  Counsel and Secretary

      Gregory S. Strong           Senior Vice President and Chief
                                  Financial Officer

      Terrence M. Sullivan        Senior Vice President

      Randy F. Wallake            Senior Vice President

      William N. Westhoff         Senior Vice President and Treasurer

All Trustees who are not also officers of Minnesota Mutual have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Mutual have been employed by Minnesota Mutual for at least five years with the exception of Mr. Westhoff. Mr. Westhoff has been employed by Minnesota Mutual since April 1998. Prior thereto, Mr. Westhoff was employed by American Express Financial Corporation, Minneapolis, Minnesota, from August 1994 to October 1997 as Senior Vice President, Global Investments and from November 1989 to July 1994 as Senior Vice President, Fixed Income Management.

                                 OTHER CONTRACTS

In addition to the contracts described in the Prospectus, Minnesota Mutual continually offers two types of Variable Fund D variable annuity contracts, both incorporating a deferred sales charge. These contracts are the Single Premium Deferred Variable Annuity Contract and the Flexible Payment Deferred Variable Annuity Contract.

                            DISTRIBUTION OF CONTRACTS

The contracts will be continuously sold by Minnesota Mutual life insurance agents who are also registered representatives of Ascend Financial Services, Inc. or other broker-dealers who have entered into selling agreements with Ascend Financial. Ascend Financial acts as the principal underwriter of the contracts. Ascend Financial Services, Inc. is a wholly-owned subsidiary of MIMLIC Asset Management Company, which is a wholly-owned subsidiary of Minnesota Mutual. MIMLIC Asset Management Company is also the sole owner of the shares of Advantus Capital Management, Inc., the investment adviser for the Variable Fund D. Ascend Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Amounts paid by Minnesota Mutual for payment to the underwriter for 1997 was $125,659.42. These include payments made by Minnesota Mutual on behalf of the underwriter, as agents of Minnesota Mutual who are also registered representatives of Ascend Financial are compensated directly by Minnesota Mutual.

                                PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the sub-account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Fund D may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 1997 were 4.48% and 4.58%, respectively.

TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for sub-accounts represent the total return for the period since the sub-account became available pursuant to the Variable Fund D's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period.

Prior to May 3, 1993, several of the sub-accounts were known by different names. The Growth Sub-Account was the Stock Sub-Account, the Asset Allocation Sub-Account was the Managed Sub-Account and the Index 500 Sub-Account was the Index Sub-Account.

The cumulative total return figures published by the Variable Fund D relating to the contracts described in the Prospectus will reflect Minnesota Mutual's voluntary absorption of certain Fund expenses described below. The cumulative total returns for the sub-accounts for the specified periods ended December 31, 1997 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Mutual not absorbed Fund expenses as described above.

                         Cumulative Total Return Figures


                                      7% Sales Load                           No Sales Load
                               Ten Years         Cumulative            Ten Years         Cumulative
                            Ended 12/31/97*    Ended 12/31/97*      Ended 12/31/97*    Ended 12/31/97*
                            ---------------    ---------------      ---------------    ---------------
Growth Sub-Account         294.82% (294.77%)                        317.01% (316.97%)

Bond Sub-Account                               62.32%  (62.19%)                         74.54%  (74.38%)

Money Market
  Sub-Account                                  20.35%  (20.03%)                         29.40%  (28.95%)

Asset Allocation
  Sub-Account                                 125.39% (125.39%)                        142.35% (142.35%)

Mortgage Securities
  Sub-Account                                  55.64%  (55.56%)                         67.35%  (67.25%)

Index 500
  Sub-Account                                 217.49% (217.27%)                        241.39% (241.15%)

Small Company
  Sub-Account                                  62.10%  (62.09%)                         74.30% (74.29%)


* Ten year cumulative total return figures are not available for the Bond Sub-
Account, the Money Market Sub-Account, the Asset Allocation Sub-Account, the
Mortgage Securities Sub-Account, the Index 500 Sub-Account, and the Small
Company Sub-Account as these sub-accounts first became available as a result of the Variable Fund D reorganization in October 1990. The column above entitled
"Cumulative Ended 12/31/97" for these specified sub-accounts illustrates the cumulative total return figures since the Variable Fund D reorganization.


Cumulative total return quotations for sub-accounts will be accompanied by average annual total return figures for a one-year period, five-year period and for the period since the sub-account became available pursuant to the Variable Fund D's registration statement. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The average annual total return figures published by the Variable Fund D will reflect Minnesota Mutual's voluntary absorption of certain Fund expenses. Prior to January 1, 1986, the Fund incurred no expenses. During 1986 and from January 1 to March 8, 1987 Minnesota Mutual voluntarily absorbed all fees and expenses of any Fund portfolio that exceeded .75% of the average daily net assets of such Fund portfolio. For the period subsequent to March 9, 1987, Minnesota Mutual is voluntarily absorbing the fees and expenses that exceed .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolio of the Fund, and .90% of the average daily net assets of the Small Company Portfolio. There is no specified or minimum period of time during which Minnesota Mutual has agreed to continue its voluntary absorption of these expenses, and Minnesota Mutual may in its discretion cease its absorption of expenses at any time. Should Minnesota Mutual cease absorbing expenses the effect would be to increase Fund expenses and thereby reduce investment return.

The average annual total return figures described above may be accompanied by other average annual total return quotations for the same or other periods.
Such other average annual total return figures will be calculated as described above. The average annual rates of return, as thus calculated, for the sub-accounts of the contracts described in the Prospectus for the specified periods ended December 31, 1997 are shown in the tables below. They are the same for the individual accumulation annuity, group accumulation annuity and group deposit administration contracts. The figures in parentheses show what the average annual rates of return would have been had Minnesota Mutual not absorbed Fund expenses as described above.



                                                     Average Annual Total Return

                                                            7% Sales Load

                            One Year            Five Years             Ten Years          Since Inception
                         Ended 12/31/97       Ended 12/31/97*       Ended 12/31/97*       Ended 12/31/97*
                         --------------       ---------------       ---------------       ---------------
Growth Sub-Account      23.47%  (23.47%)      13.21% (13.21%)       14.52% (14.48%)         --      --

Bond Sub-Account         1.20%   (1.20%)       6.66%  (6.65%)        --      --            6.98%  (6.95%)

Money Market
  Sub-Account           -2.77%  (-2.77%)       2.30%  (2.11%)        --      --            2.61%  (2.42%)

Asset Allocation
  Sub-Account           10.04%  (10.04%)       9.70%  (9.70%)        --      --           11.98% (11.98%)

Mortgage Securities
  Sub-Account             .93%    (.93%)       5.29%  (5.27%)        --      --            6.35%  (6.33%)

Index 500
  Sub-Account           22.29%  (22.29%)      17.10% (17.10%)        --       --          17.45% (17.44%)

Small Company
  Sub-Account            -.25%   (-.25%)        --      --           --      --           10.91% (10.91%)


*Ten year average annual total return figures are not available for the Bond
Sub-Account the Money Market Sub-Account, the Asset Allocation Sub-Account, the Mortgage Securities Sub-Account and the Index 500 Sub-Account as these sub-accounts first became available as a result of the Variable Fund D reorganization in October 1990. The five and ten year average annual total return figures are not available for the Small Company Sub-Account as this sub-account's inception date is May 3, 1993. The column above entitled "Since
Inception Ended 12/31/97" for these specified sub-accounts illustrates the average annual total return figures since the Variable Fund D reorganization.


                                                            No Sales Load

                            One Year            Five Years             Ten Years          Since Inception
                         Ended 12/31/97       Ended 12/31/97*       Ended 12/31/97*       Ended 12/31/97*
                         --------------       ---------------       ---------------       ---------------
Growth Sub-Account       32.76% (32.76%)      14.87% (14.87%)       15.35%  (15.31%)         --      --

Bond Sub-Account          8.81%  (8.81%)       5.13%  (5.12%)        --      --            8.06%  (8.03%)

Money Market
  Sub-Account             4.55%  (4.55%)       3.79%  (3.60%)        --      --            3.65%  (3.46%)

Asset Allocation
  Sub-Account            18.33% (18.33%)      11.30% (11.30%)        --      --           13.11% (13.11%)

Mortgage Securities
  Sub-Account             8.53%  (8.53%)       6.83%  (6.81%)        --      --            7.43%  (7.41%)

Index 500
  Sub-Account            31.49% (31.49%)      18.81% (18.81%)        --      --           18.64% (18.63%)

Small Company
  Sub-Account             7.26%  (7.26%)        --      --           --      --           12.65% (12.65%)

*Ten year average annual total return figures are not available for the Bond
Sub-Account the Money Market Sub-Account, the Asset Allocation Sub-Account, the Mortgage Securities Sub-Account and the Index 500 Sub-Account as these sub-accounts first became available as a result of the Variable Fund D reorganization in October 1990. The five and ten year average annual total return figures are not available for the Small Company Sub-Accounts as this sub-account's inception date is May 3, 1995. The column above entitled "Since
Inception Ended 12/31/97" for these specified sub-accounts illustrates the average annual total return figures since the Variable Fund D reorganization.

                                ANNUITY PAYMENTS

Please see Appendix A to this Statement of Additional Information for an illustration of the calculation of annuity unit values and of a variable annuity payment, showing the method used for the calculation of both the initial and subsequent payments.

                                    AUDITORS

The financial statements of Minnesota Mutual Variable Fund D and the Consolidated Financial Statements of The Minnesota Mutual Life Insurance Company included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, as indicated in their reports in this Statement of Additional Information, and are included herein in reliance upon such reports and upon the authority of such firm as experts in accounting and auditing.

                             INDEPENDENT AUDITORS' REPORT



The Board of Trustees of The Minnesota Mutual Life Insurance Company and Contract Owners of Minnesota Mutual Variable Fund D:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Small Company Segregated Sub-Accounts of Minnesota Mutual Variable Fund D (the Account) as of December 31, 1997 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for periods presented in footnote (7). These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1997 were verified by examination of the underlying portfolios of Advantus Series Fund, Inc. (formerly MIMLIC Series Fund, Inc.). An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Small Company Segregated Sub-Accounts of Minnesota Mutual Variable Fund D at December 31, 1997 and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.





                                        KPMG Peat Marwick LLP


Minneapolis, Minnesota
February 20, 1998

                        MINNESOTA MUTUAL VARIABLE FUND D
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                        ----------------------------------------------------------
                                                                                                          MONEY         ASSET
                               ASSETS                                       GROWTH          BOND          MARKET      ALLOCATION
                                                                        -------------  -------------  -------------  -------------
Investments in shares of Advantus Series Fund, Inc.:
   Growth Portfolio, 32,904,255 shares at net asset value of
       $2.40 per share (cost $55,564,474). . . . . . . . . . . . . .   $   78,963,786              -              -              -
   Bond Portfolio, 337,553 shares at net asset value of
       $1.33 per share (cost $428,512) . . . . . . . . . . . . . . .                -        447,451              -              -
   Money Market Portfolio, 400,564 shares at net asset
      value of $1.00 per share (cost $400,564) . . . . . . . . . . .                -              -        400,564              -
   Asset Allocation Portfolio, 3,064,235 shares at net
      asset value of $2.03 per share (cost $4,948,041) . . . . . . .                -              -              -      6,215,713
   Mortgage Securities Portfolio, 180,488 shares at net
      asset value of $1.21 per share (cost $214,162) . . . . . . . .                -              -              -              -
   Index 500 Portfolio, 1,114,870 shares at net asset
      value of $3.10 per share (cost $2,258,745) . . . . . . . . . .                -              -              -              -
   Small Company Portfolio, 115,871 shares at net asset
      value of $1.65 per share (cost $198,532) . . . . . . . . . . .                -              -              -              -
                                                                        -------------  -------------  -------------  -------------
                                                                           78,963,786        447,451        400,564      6,215,713

Receivable from Advantus Series Fund, Inc. for investments sold  . .           19,153             10              9          2,669
Receivable from Minnesota Mutual for contract purchase payments  . .           28,271             79              -          3,270
                                                                        -------------  -------------  -------------  -------------
      Total assets . . . . . . . . . . . . . . . . . . . . . . . . .       79,011,210        447,540        400,573      6,221,652
                                                                        -------------  -------------  -------------  -------------

                           LIABILITIES

Payable to Advantus Series Fund, Inc. for investments purchased  . .           28,271             79              -          3,270
Payable to Minnesota Mutual for contract terminations and
   mortality and expense charges . . . . . . . . . . . . . . . . . .           19,153             10              9          2,669
                                                                        -------------  -------------  -------------  -------------
      Total liabilities  . . . . . . . . . . . . . . . . . . . . . .           47,424             89              9          5,939
                                                                        -------------  -------------  -------------  -------------
      Net assets applicable to annuity contract owners . . . . . . .   $   78,963,786        447,451        400,564      6,215,713
                                                                        -------------  -------------  -------------  -------------
                                                                        -------------  -------------  -------------  -------------

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units outstanding of 4,229,239 for Growth; 256,628 for Bond; 309,546 for Money
   Market; 2,564,823 for Asset Allocation; 130,573 for Mortgage
   Securities; 1,012,408 for Index 500 and 109,961 for Small
   Company . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   77,709,480        447,451        400,564      6,215,713
Contracts in annuity payment period (note 2) . . . . . . . . . . . .        1,254,306              -              -              -
                                                                        -------------  -------------  -------------  -------------

      Total contract owners' equity  . . . . . . . . . . . . . . . .   $   78,963,786        447,451        400,564      6,215,713
                                                                        -------------  -------------  -------------  -------------
                                                                        -------------  -------------  -------------  -------------

NET ASSET VALUE PER ACCUMULATION UNIT  . . . . . . . . . . . . . . .   $        18.38           1.75           1.29           2.42
                                                                        -------------  -------------  -------------  -------------
                                                                        -------------  -------------  -------------  -------------

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                        -------------------------------------------
                                                                          MORTGAGE         INDEX          SMALL
                               ASSETS                                    SECURITIES         500          COMPANY
                                                                        -------------  -------------  -------------
Investments in shares of Advantus Series Fund, Inc.:
   Growth Portfolio, 32,904,255 shares at net asset value of
       $2.40 per share (cost $55,564,474). . . . . . . . . . . . . .                -              -              -
   Bond Portfolio, 337,553 shares at net asset value of
       $1.33 per share (cost $428,512) . . . . . . . . . . . . . . .                -              -              -
   Money Market Portfolio, 400,564 shares at net asset
      value of $1.00 per share (cost $400,564) . . . . . . . . . . .                -              -              -
   Asset Allocation Portfolio, 3,064,235 shares at net
      asset value of $2.03 per share (cost $4,948,041) . . . . . . .                -              -              -
   Mortgage Securities Portfolio, 180,488 shares at net
      asset value of $1.21 per share (cost $214,162) . . . . . . . .          218,595              -              -
   Index 500 Portfolio, 1,114,870 shares at net asset
      value of $3.10 per share (cost $2,258,745) . . . . . . . . . .                -      3,460,208              -
   Small Company Portfolio, 115,871 shares at net asset
      value of $1.65 per share (cost $198,532) . . . . . . . . . . .                -              -        191,714
                                                                        -------------  -------------  -------------
                                                                              218,595      3,460,208        191,714

Receivable from Advantus Series Fund, Inc. for investments sold  . .                5             90              2
Receivable from Minnesota Mutual for contract purchase payments  . .                -            726             40
                                                                        -------------  -------------  -------------
      Total assets . . . . . . . . . . . . . . . . . . . . . . . . .          218,600      3,461,024        191,756
                                                                        -------------  -------------  -------------

                           LIABILITIES

Payable to Advantus Series Fund, Inc. for investments purchased  . .                -            726             40
Payable to Minnesota Mutual for contract terminations and
   mortality and expense charges . . . . . . . . . . . . . . . . . .                5             90              2
                                                                        -------------  -------------  -------------
      Total liabilities  . . . . . . . . . . . . . . . . . . . . . .                5            816             42
                                                                        -------------  -------------  -------------
      Net assets applicable to annuity contract owners . . . . . . .          218,595      3,460,208        191,714
                                                                        -------------  -------------  -------------
                                                                        -------------  -------------  -------------

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units outstanding of 4,229,239 for Growth; 256,628 for Bond; 309,546 for Money
   Market; 2,564,823 for Asset Allocation; 130,573 for Mortgage
   Securities; 1,012,408 for Index 500 and 109,961 for Small
   Company . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         218,595      3,460,208        191,714
Contracts in annuity payment period (note 2) . . . . . . . . . . . .               -              -              -
                                                                       -------------  -------------  -------------

      Total contract owners' equity  . . . . . . . . . . . . . . . .         218,595      3,460,208        191,714
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------

NET ASSET VALUE PER ACCUMULATION UNIT  . . . . . . . . . . . . . . .            1.67           3.41           1.74
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------


                 See accompanying notes to financial statements

                        MINNESOTA MUTUAL VARIABLE FUND D
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                   ----------------------------------------------------------
                                                                                                     MONEY         ASSET
                                                                       GROWTH          BOND          MARKET      ALLOCATION
                                                                   -------------  -------------  -------------  -------------
Investment income (loss):
   Investment income distributions from underlying mutual
      fund (note 5). . . . . . . . . . . . . . . . . . . . . . .  $      590,552         26,950         25,536        155,655
   Reimbursement from Minnesota Mutual for excess expense
      charges (note 4) . . . . . . . . . . . . . . . . . . . . .         219,516          1,104          1,202         14,106
   Mortality and expense charges (note 3)  . . . . . . . . . . .        (572,680)        (3,734)        (3,388)       (47,723)
                                                                   -------------  -------------  -------------  -------------
      Investment income (loss) - net . . . . . . . . . . . . . .         237,388         24,320         23,350        122,038
                                                                   -------------  -------------  -------------  -------------

Realized and unrealized gains on investments - net:
   Realized gain distributions from underlying mutual
      fund (note 5). . . . . . . . . . . . . . . . . . . . . . .      15,259,571              -              -        323,153
                                                                   -------------  -------------  -------------  -------------
   Realized gains on sales of investments:
      Proceeds from sales. . . . . . . . . . . . . . . . . . . .       9,065,830        135,639        373,663        845,006
      Cost of investments sold . . . . . . . . . . . . . . . . .      (6,739,336)      (135,441)      (373,663)      (709,025)
                                                                   -------------  -------------  -------------  -------------
                                                                       2,326,494            198              -        135,981
                                                                   -------------  -------------  -------------  -------------

      Net realized gains on investments  . . . . . . . . . . . .      17,586,065            198              -        459,134
                                                                   -------------  -------------  -------------  -------------

      Net change in unrealized appreciation or depreciation
      of investments . . . . . . . . . . . . . . . . . . . . . .       2,620,465         14,043              -        421,677
                                                                   -------------  -------------  -------------  -------------

      Net gains on investments . . . . . . . . . . . . . . . . .      20,206,530         14,241              -        880,811
                                                                   -------------  -------------  -------------  -------------

Net increase in net assets resulting from operations . . . . . .  $   20,443,918         38,561         23,350      1,002,849
                                                                   -------------  -------------  -------------  -------------
                                                                   -------------  -------------  -------------  -------------

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                   -------------------------------------------
                                                                     MORTGAGE         INDEX          SMALL
                                                                    SECURITIES         500          COMPANY
                                                                   -------------  -------------  -------------
Investment income (loss):
   Investment income distributions from underlying mutual
      fund (note 5). . . . . . . . . . . . . . . . . . . . . . .          21,816         31,816              1
   Reimbursement from Minnesota Mutual for excess expense
      charges (note 4) . . . . . . . . . . . . . . . . . . . . .             662          3,899            562
   Mortality and expense charges (note 3)  . . . . . . . . . . .          (2,239)       (22,959)        (1,217)
                                                                   -------------  -------------  -------------
      Investment income (loss) - net . . . . . . . . . . . . . .          20,239         12,756           (654)
                                                                   -------------  -------------  -------------

Realized and unrealized gains on investments - net:
   Realized gain distributions from underlying mutual
      fund (note 5). . . . . . . . . . . . . . . . . . . . . . .               -         40,196              -
                                                                   -------------  -------------  -------------
   Realized gains on sales of investments:
      Proceeds from sales. . . . . . . . . . . . . . . . . . . .       1,101,390        499,822      1,185,057
      Cost of investments sold . . . . . . . . . . . . . . . . .      (1,096,807)      (334,042)    (1,175,583)
                                                                   -------------  -------------  -------------
                                                                           4,583        165,780          9,474
                                                                   -------------  -------------  -------------

      Net realized gains on investments  . . . . . . . . . . . .           4,583        205,976          9,474
                                                                   -------------  -------------  -------------

      Net change in unrealized appreciation or depreciation
      of investments . . . . . . . . . . . . . . . . . . . . . .          (2,806)       557,625          2,096
                                                                   -------------  -------------  -------------

      Net gains on investments . . . . . . . . . . . . . . . . .           1,777        763,601         11,570
                                                                   -------------  -------------  -------------

Net increase in net assets resulting from operations . . . . . .          22,016        776,357         10,916
                                                                   -------------  -------------  -------------
                                                                   -------------  -------------  -------------


                 See accompanying notes to financial statements

                       MINNESOTA MUTUAL VARIABLE FUND D
                     STATEMENTS OF CHANGES IN NET ASSETS
                        YEAR ENDED DECEMBER 31, 1997

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                       -----------------------------------------------------------
                                                                                                         MONEY         ASSET
                                                                           GROWTH          BOND          MARKET      ALLOCATION
                                                                       -------------  -------------  -------------  -------------
Operations:
   Investment income (loss) - net. . . . . . . . . . . . . . . . . .  $      237,388         24,320         23,350        122,038
   Net realized gains on investments . . . . . . . . . . . . . . . .      17,586,065            198              -        459,134
   Net change in unrealized appreciation or depreciation
      of investments . . . . . . . . . . . . . . . . . . . . . . . .       2,620,465         14,043              -        421,677
                                                                       -------------  -------------  -------------  -------------
Net increase in net assets resulting from operations . . . . . . . .      20,443,918         38,561         23,350      1,002,849
                                                                       -------------  -------------  -------------  -------------

Contract transactions (notes 2, 3, 5 and 6):
   Contract purchase payments. . . . . . . . . . . . . . . . . . . .       1,815,383         65,412        259,039        278,770
   Contract terminations and withdrawal payments . . . . . . . . . .      (8,614,392)      (133,008)      (371,477)      (811,388)
   Actuarial adjustments for mortality experience on
      annuities in payment period  . . . . . . . . . . . . . . . . .          53,059              -              -              -
   Annuity benefit payments  . . . . . . . . . . . . . . . . . . . .        (151,332)             -              -              -
                                                                       -------------  -------------  -------------  -------------
Increase (decrease) in net assets from contract transactions . . . .      (6,897,282)       (67,596)      (112,438)      (532,618)
                                                                       -------------  -------------  -------------  -------------
Increase (decrease) in net assets  . . . . . . . . . . . . . . . . .      13,546,636        (29,035)       (89,088)       470,231

Net assets at the beginning of year. . . . . . . . . . . . . . . . .      65,417,150        476,486        489,652      5,745,482
                                                                       -------------  -------------  -------------  -------------

Net assets at the end of year  . . . . . . . . . . . . . . . . . . .  $   78,963,786        447,451        400,564      6,215,713
                                                                       -------------  -------------  -------------  -------------
                                                                       -------------  -------------  -------------  -------------
                                                                               SEGREGATED SUB-ACCOUNTS
                                                                       -------------------------------------------
                                                                         MORTGAGE         INDEX          SMALL
                                                                        SECURITIES         500          COMPANY
                                                                       -------------  -------------  -------------
Operations:
   Investment income (loss) - net. . . . . . . . . . . . . . . . . .          20,239         12,756           (654)
   Net realized gains on investments . . . . . . . . . . . . . . . .           4,583        205,976          9,474
   Net change in unrealized appreciation or depreciation
      of investments . . . . . . . . . . . . . . . . . . . . . . . .          (2,806)       557,625          2,096
                                                                       -------------  -------------  -------------
Net increase in net assets resulting from operations . . . . . . . .          22,016        776,357         10,916
                                                                       -------------  -------------  -------------

Contract transactions (notes 2, 3, 5 and 6):
   Contract purchase payments. . . . . . . . . . . . . . . . . . . .       1,026,507        765,938      1,179,678
   Contract terminations and withdrawal payments . . . . . . . . . .      (1,099,813)      (480,761)    (1,184,401)
   Actuarial adjustments for mortality experience on
      annuities in payment period  . . . . . . . . . . . . . . . . .               -              -              -
   Annuity benefit payments  . . . . . . . . . . . . . . . . . . . .               -              -              -
                                                                       -------------  -------------  -------------
Increase (decrease) in net assets from contract transactions . . . .         (73,306)       285,177         (4,723)
                                                                       -------------  -------------  -------------
Increase (decrease) in net assets  . . . . . . . . . . . . . . . . .         (51,290)     1,061,534          6,193

Net assets at the beginning of year. . . . . . . . . . . . . . . . .         269,885      2,398,674        185,521
                                                                       -------------  -------------  -------------

Net assets at the end of year  . . . . . . . . . . . . . . . . . . .         218,595      3,460,208        191,714
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------

                        MINNESOTA MUTUAL VARIABLE FUND D
                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                         ----------------------------------------------------------
                                                                                                           MONEY         ASSET
                                                                             GROWTH          BOND          MARKET      ALLOCATION
                                                                         -------------  -------------  -------------  -------------
Operations:
   Investment income (loss) - net. . . . . . . . . . . . . . . . . . .  $      224,375         22,942         20,019        150,755
   Net realized gains on investments . . . . . . . . . . . . . . . . .       7,089,946          9,739              -        454,317
   Net change in unrealized appreciation or depreciation
      of investments . . . . . . . . . . . . . . . . . . . . . . . . .       2,291,349        (22,377)             -         36,511
                                                                         -------------  -------------  -------------  -------------

Net increase in net assets resulting from operations . . . . . . . . .       9,605,670         10,304         20,019        641,583
                                                                         -------------  -------------  -------------  -------------

Contract transactions (notes 2, 3, 5 and 6):
   Contract purchase payments. . . . . . . . . . . . . . . . . . . . .       2,830,496        242,861        798,453        746,516
   Contract terminations and withdrawal payments . . . . . . . . . . .      (6,150,876)      (280,453)      (747,256)    (1,062,569)
   Actuarial adjustments for mortality experience on
      annuities in payment period. . . . . . . . . . . . . . . . . . .          18,500              -              -              -
   Annuity benefit payments  . . . . . . . . . . . . . . . . . . . . .        (122,548)             -              -              -
                                                                         -------------  -------------  -------------  -------------

Increase (decrease) in net assets from contract transactions . . . . .      (3,424,428)       (37,592)        51,197       (316,053)
                                                                         -------------  -------------  -------------  -------------

Increase (decrease) in net assets  . . . . . . . . . . . . . . . . . .       6,181,242        (27,288)        71,216        325,530

Net assets at the beginning of year. . . . . . . . . . . . . . . . . .      59,235,908        503,774        418,436      5,419,952
                                                                         -------------  -------------  -------------  -------------

Net assets at the end of year  . . . . . . . . . . . . . . . . . . . .  $   65,417,150        476,486        489,652      5,745,482
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                         -------------------------------------------
                                                                           MORTGAGE         INDEX          SMALL
                                                                          SECURITIES         500          COMPANY
                                                                         -------------  -------------  -------------
Operations:
   Investment income (loss) - net. . . . . . . . . . . . . . . . . . .          11,144         16,434           (588)
   Net realized gains on investments . . . . . . . . . . . . . . . . .             616        202,187         33,734
   Net change in unrealized appreciation or depreciation
      of investments . . . . . . . . . . . . . . . . . . . . . . . . .            (383)       204,033        (25,097)
                                                                         -------------  -------------  -------------

Net increase in net assets resulting from operations . . . . . . . . .          11,377        422,654          8,049
                                                                         -------------  -------------  -------------

Contract transactions (notes 2, 3, 5 and 6):
   Contract purchase payments. . . . . . . . . . . . . . . . . . . . .         969,611        774,721        900,039
   Contract terminations and withdrawal payments . . . . . . . . . . .        (912,988)      (842,439)      (914,359)
   Actuarial adjustments for mortality experience on
      annuities in payment period. . . . . . . . . . . . . . . . . . .               -              -              -
   Annuity benefit payments  . . . . . . . . . . . . . . . . . . . . .               -              -              -
                                                                         -------------  -------------  -------------

Increase (decrease) in net assets from contract transactions . . . . .          56,623        (67,718)       (14,320)
                                                                         -------------  -------------  -------------

Increase (decrease) in net assets  . . . . . . . . . . . . . . . . . .          68,000        354,936         (6,271)

Net assets at the beginning of year. . . . . . . . . . . . . . . . . .         201,885      2,043,738        191,792
                                                                         -------------  -------------  -------------

Net assets at the end of year  . . . . . . . . . . . . . . . . . . . .         269,885      2,398,674        185,521
                                                                         -------------  -------------  -------------
                                                                         -------------  -------------  -------------


                    See accompanying notes to financial statements

                           MINNESOTA MUTUAL VARIABLE FUND D

                            NOTES TO FINANCIAL STATEMENTS

(1)  ORGANIZATION

     Minnesota Mutual Variable Fund D (the Account) is organized as a segregated asset account of The Minnesota Mutual Life Insurance Company (Minnesota Mutual) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended).

     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Mutual. Contract owners allocate their variable annuity payments to one or more of the seven segregated sub-accounts. Such payments are then invested in shares of Advantus Series Fund, Inc., formerly MIMLIC Series Fund, Inc., (the Fund) organized by Minnesota Mutual as the investment vehicle for its variable annuity contracts and variable life policies. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Small Company segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Small Company Portfolios of the Fund, respectively.

     Ascend Financial Services, Inc., formerly MIMLIC Sales Corporation, acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Fund. Ascend Financial Services, Inc. and Advantus Capital Management, Inc. are wholly-owned subsidiaries of MIMLIC Asset Management Company. MIMLIC Asset Management Company is a wholly-owned subsidiary of Minnesota Mutual.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

     INVESTMENTS IN ADVANTUS SERIES FUND, INC.

     Investments in shares of the Fund portfolios are stated at market value which is the net asset value per share as determined daily by the Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Fund are reinvested in additional shares of the Fund and are recorded by the sub-accounts on the ex-dividend date.

     FEDERAL INCOME TAXES

     The Account is treated as part of Minnesota Mutual for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Fund.

     CONTRACTS IN ANNUITY PAYMENT PERIOD

     Annuity reserves are computed for contracts currently payable using the Progressive Annuity Mortality Table and an assumed interest rate of 3.5 percent. Charges to annuity reserves for mortality and risk expense are reimbursed to Minnesota Mutual if the reserves required are less than originally estimated. If additional reserves are required, Minnesota Mutual reimburses the Account.

                           MINNESOTA MUTUAL VARIABLE FUND D


(3)  MORTALITY AND EXPENSE AND SALES AND ADMINISTRATIVE SERVICE CHARGES

     The mortality and expense charge paid to Minnesota Mutual is computed daily and is equal, on an annual basis, to .795 percent of the average daily net assets of the Account.

     Sales and administrative service charges, depending upon the type of contract, may be deducted from the contract owner's contract purchase payment or contract withdrawal. Total sales and administrative charges deducted from contract purchase payments or contract withdrawal proceeds for the years ended December 31, 1997 and 1996 amounted to $3,936 and $3,111, respectively.

(4)  REIMBURSEMENT FROM MINNESOTA MUTUAL FOR EXCESS EXPENSES

     Effective October 26, 1990, the contract owners of the Account voted to reorganize as a unit investment trust under the Investment Company Act of 1940 (as amended). Prior to the reorganization, the Account invested directly in a diversified portfolio of equity securities. The Account has seven segregated sub-accounts to which contract owners may allocate their payments.

     Under the Plan of Reorganization, Minnesota Mutual agreed to reimburse the Account for any increase in expenses paid by the Account as a result of the reorganization. Prior to the reorganization, the Account was charged an investment advisory fee equal, on an annual basis, to .265 percent of the average daily net assets. After the reorganization, the Account no longer pays an investment advisory fee since it no longer invests directly in a portfolio of securities. However, contract values that are allocated to the segregated sub-accounts after the reorganization are invested in Fund portfolios that pay investment advisory fees as well as other operating expenses. Investment advisory fees are based on the average daily net assets of the Fund portfolios at the annual rate of .50 percent for the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios, .40 percent for the Index 500 Portfolio and .75 percent for the Small Company Portfolio.

     In calculating the accumulation unit value for the Growth segregated sub-account, Minnesota Mutual has agreed to make an adjustment that will have the effect of reimbursing the excess of any expenses indirectly incurred as a result of the investment advisory fee and the operating expenses incurred by the Growth Portfolio over the .265 percent investment advisory paid prior to the reorganization. In calculating the accumulation unit value for the segregated sub-accounts other than Growth, Minnesota Mutual will make adjustments that, in effect, reimburse the excess of the investment advisory fees incurred through indirect investment in the Fund over the .265 percent investment management fee paid prior to the reorganization. No adjustment will be made for the additional operating expenses charged to those portfolios. However, in the past nine years Minnesota Mutual has voluntarily absorbed other operating expenses that exceed .15 percent on an annual basis for each Fund portfolio.

(5)  INVESTMENT TRANSACTIONS

     The Account's purchases of Fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1997:

      Growth Portfolio . . . . . . . . . . . . . .    $17,665,507
      Bond Portfolio . . . . . . . . . . . . . . .         92,363
      Money Market Portfolio . . . . . . . . . . .        284,575
      Asset Allocation Portfolio . . . . . . . . .        757,579
      Mortgage Securities Portfolio. . . . . . . .      1,048,323
      Index 500 Portfolio. . . . . . . . . . . . .        837,951
      Small Company Portfolio. . . . . . . . . . .      1,179,680

                           MINNESOTA MUTUAL VARIABLE FUND D

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years ended December 31, 1997 and 1996 were as follows:



                                                               SEGREGATED SUB-ACCOUNTS
                                                    -------------------------------------------
                                                                                     MONEY
                                                        GROWTH         BOND          MARKET
                                                    -------------  -------------  -------------
     Units outstanding at December 31, 1995  . . .      4,918,859        321,612        352,735
        Contract purchase payments . . . . . . . .        220,706        157,141        658,856
        Deductions for contract terminations and
           withdrawal payments . . . . . . . . . .       (473,322)      (181,775)      (615,995)

     Units outstanding at December 31, 1996. . . .      4,666,243        296,978        395,596
        Contract purchase payments . . . . . . . .         95,686         40,473        205,629
        Deductions for contract terminations and
           withdrawal payments . . . . . . . . . .       (532,690)       (80,823)      (291,679)
                                                    -------------  -------------  -------------

     Units outstanding at December 31, 1997  . . .      4,229,239        256,628        309,546
                                                    -------------  -------------  -------------
                                                    -------------  -------------  -------------

                                                                      SEGREGATED SUB-ACCOUNTS
                                                    ----------------------------------------------------------
                                                       ASSET         MORTGAGE         INDEX          SMALL
                                                     ALLOCATION     SECURITIES         500          COMPANY
                                                    -------------  -------------  -------------  -------------
     Units outstanding at December 31, 1995  . . .      2,960,127        136,987        951,303        124,882
        Contract purchase payments . . . . . . . .        394,756        658,136        333,682        556,186
        Deductions for contract terminations and
           withdrawal payments . . . . . . . . . .       (549,982)      (620,101)      (361,080)      (566,881)
                                                    -------------  -------------  -------------  -------------

     Units outstanding at December 31, 1996  . . .      2,804,901        175,022        923,905        114,187
        Contract purchase payments . . . . . . . .        125,134        640,313        246,454        695,847
        Deductions for contract terminations and
           withdrawal payments . . . . . . . . . .       (365,212)      (684,762)      (157,951)      (700,073)
                                                    -------------  -------------  -------------  -------------

     Units outstanding at December 31, 1997  . . .      2,564,823        130,573      1,012,408        109,961
                                                    -------------  -------------  -------------  -------------
                                                    -------------  -------------  -------------  -------------

                            MINNESOTA MUTUAL VARIABLE FUND D


(7)  FINANCIAL HIGHLIGHTS

     The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

     GROWTH

                                                                              YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                         1997           1996           1995           1994           1993
                                                    -------------  -------------  -------------  -------------  -------------
     Unit value, beginning of year . . . . . . . . $    13.84          11.88           9.60           9.57           9.20
                                                    -------------  -------------  -------------  -------------  -------------
     Income from investment operations:

        Net investment income. . . . . . . . . . .        .05            .05            .05            .05            .08
        Net gains or losses on securities
            (both realized and unrealized) . . . .       4.49           1.91           2.23           (.02)           .29
                                                    -------------  -------------  -------------  -------------  -------------

           Total from investment operations  . . .       4.54           1.96           2.28            .03            .37
                                                    -------------  -------------  -------------  -------------  -------------

     Unit value, end of year . . . . . . . . . . . $    18.38          13.84          11.88           9.60           9.57
                                                    -------------  -------------  -------------  -------------  -------------
                                                    -------------  -------------  -------------  -------------  -------------

                          MINNESOTA MUTUAL VARIABLE FUND D

     BOND

                                                                              YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                         1997           1996           1995           1994           1993
                                                    -------------  -------------  -------------  -------------  -------------
     Unit value, beginning of year . . . . . . . . $     1.60           1.57           1.32           1.39           1.26
                                                    -------------  -------------  -------------  -------------  -------------
     Income (loss) from investment operations:

        Net investment income  . . . . . . . . . .        .09            .07            .04            .05            .03
        Net gains or losses on securities
            (both realized and unrealized) . . . .        .06           (.04)           .21           (.12)           .10
                                                    -------------  -------------  -------------  -------------  -------------

           Total from investment operations  . . .        .15            .03            .25           (.07)           .13
                                                    -------------  -------------  -------------  -------------  -------------

     Unit value, end of year . . . . . . . . . . . $     1.75           1.60           1.57           1.32           1.39
                                                    -------------  -------------  -------------  -------------  -------------
                                                    -------------  -------------  -------------  -------------  -------------

                           MINNESOTA MUTUAL VARIABLE FUND D

     MONEY MARKET

                                                                              YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                         1997           1996           1995           1994           1993
                                                    -------------  -------------  -------------  -------------  -------------
     Unit value, beginning of year . . . . . . . . $     1.24           1.19           1.13           1.10           1.07
                                                    -------------  -------------  -------------  -------------  -------------

     Income from investment operations:

        Net investment income. . . . . . . . . . .        .05            .05            .06            .03            .03
                                                    -------------  -------------  -------------  -------------  -------------

           Total from investment operations. . . .        .05            .05            .06            .03            .03
                                                    -------------  -------------  -------------  -------------  -------------

     Unit value, end of year . . . . . . . . . . . $     1.29           1.24           1.19           1.13           1.10
                                                    -------------  -------------  -------------  -------------  -------------
                                                    -------------  -------------  -------------  -------------  -------------

                            MINNESOTA MUTUAL VARIABLE FUND D

     ASSET ALLOCATION

                                                                              YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                         1997           1996           1995           1994           1993
                                                    -------------  -------------  -------------  -------------  -------------
     Unit value, beginning of year . . . . . . . . $     2.05           1.83           1.47           1.50           1.42
                                                    -------------  -------------  -------------  -------------  -------------

     Income (loss) from investment operations:

        Net investment income  . . . . . . . . . .        .04            .05            .04            .02            .02
        Net gains or losses on securities
            (both realized and unrealized) . . . .        .33            .17            .32           (.05)           .06
                                                    -------------  -------------  -------------  -------------  -------------

           Total from investment operations. . . .        .37            .22            .36           (.03)           .08
                                                    -------------  -------------  -------------  -------------  -------------

     Unit value, end of year . . . . . . . . . . . $     2.42           2.05           1.83           1.47           1.50
                                                    -------------  -------------  -------------  -------------  -------------
                                                    -------------  -------------  -------------  -------------  -------------

                            MINNESOTA MUTUAL VARIABLE FUND D

     MORTGAGE SECURITIES

                                                                              YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                         1997           1996           1995           1994           1993
                                                    -------------  -------------  -------------  -------------  -------------
     Unit value, beginning of year . . . . . . . . $     1.54           1.47           1.26           1.31           1.20
                                                    -------------  -------------  -------------  -------------  -------------

     Income (loss) from investment operations:

        Net investment income. . . . . . . . . . .        .12            .06            .10            .06            .04
        Net gains or losses on securities
            (both realized and unrealized) . . . .        .01            .01            .11           (.11)           .07
                                                    -------------  -------------  -------------  -------------  -------------

           Total from investment operations. . . .        .13            .07            .21           (.05)           .11
                                                    -------------  -------------  -------------  -------------  -------------

     Unit value, end of year . . . . . . . . . . . $     1.67           1.54           1.47           1.26           1.31
                                                    -------------  -------------  -------------  -------------  -------------
                                                    -------------  -------------  -------------  -------------  -------------

                            MINNESOTA MUTUAL VARIABLE FUND D

     INDEX 500

                                                                              YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                         1997           1996           1995           1994           1993
                                                    -------------  -------------  -------------  -------------  -------------
     Unit value, beginning of year . . . . . . . . $     2.60           2.15           1.58           1.57           1.44
                                                    -------------  -------------  -------------  -------------  -------------

     Income from investment operations:

        Net investment income. . . . . . . . . . .        .01            .02            .02            .01            .01
        Net gains or losses on securities
            (both realized and unrealized) . . . .        .80            .43            .55              -            .12
                                                    -------------  -------------  -------------  -------------  -------------

           Total from investment operations  . . .        .81            .45            .57            .01            .13
                                                    -------------  -------------  -------------  -------------  -------------

     Unit value, end of year . . . . . . . . . . . $     3.41           2.60           2.15           1.58           1.57
                                                    -------------  -------------  -------------  -------------  -------------
                                                    -------------  -------------  -------------  -------------  -------------

                            MINNESOTA MUTUAL VARIABLE FUND D

     SMALL COMPANY

                                                                                                                 PERIOD FROM
                                                                       YEAR ENDED DECEMBER 31,                   MAY 3, 1993*
                                                    ----------------------------------------------------------   TO DECEMBER
                                                         1997           1996           1995           1994         31, 1993
                                                    -------------  -------------  -------------  -------------  -------------
     Unit value, beginning of period . . . . . . . $     1.62           1.54           1.17           1.11           1.00
                                                    -------------  -------------  -------------  -------------  -------------

     Income from investment operations:
        Net investment loss. . . . . . . . . . . .       (.01)          (.01)          (.01)             -              -
        Net gains on securities (both
           realized and unrealized)  . . . . . . .        .13            .09            .38            .06            .11
                                                    -------------  -------------  -------------  -------------  -------------

           Total from investment operations  . . .        .12            .08            .37            .06            .11
                                                    -------------  -------------  -------------  -------------  -------------

     Unit value, end of period . . . . . . . . . . $     1.74           1.62           1.54           1.17           1.11
                                                    -------------  -------------  -------------  -------------  -------------
                                                    -------------  -------------  -------------  -------------  -------------


     *  Commencement of the segregated sub-account's operations.

                                   APPENDIX A

CALCULATION OF ACCUMULATION UNIT VALUES

Calculation of the net investment factor and the accumulation unit value may be illustrated by the following hypothetical example. Assume the accumulation unit value of the Variable Fund D Growth Sub-Account on the immediately preceding valuation period was $6.499041. Assume the following about the Series Fund Growth Portfolio: (a) the net asset value per share of the Growth Portfolio was $1.394438 at the end of the current valuation period; (2) the Growth Portfolio declared a per share dividend and capital gain distribution in the amount of $.037162 during the current valuation period; and (3) the net asset value per share of the Growth Portfolio was $1.426879 at the end of the preceding valuation period.

The gross investment rate for the valuation period would be equal to 1.0033086 (1.394438 plus .037162 divided by 1.426879). The net investment rate for the valuation period is determined by deducting the total Growth Sub-Account expenses from the gross investment rate. Total Growth Sub-Account expenses of
 .0000162 is equal to .0000315 for mortality and risk expense (the daily equivalent of .795% assuming 252 valuation dates per year) less .0000093 for the investment management fee reimbursement (the daily equivalent of .235% assuming 252 valuation dates per year) less .0000060 for the other expense reimbursement (the daily equivalent of .150% assuming 252 valuation dates per year). The net investment rate equals 1.0032924 (1.0033086 minus .0000162).

The accumulation unit value at the end of the valuation period would be equal to the value on the immediately preceding valuation date ($6.499041) multiplied by the net investment factor for the current valuation period (1.003294), which produces $6.520438.

CALCULATION OF ANNUITY UNIT VALUES AND VARIABLE ANNUITY PAYMENT

The determination of the annuity unit value and the annuity payment may be illustrated by the following hypothetical example. Assume that the contract has been in force for more than ten years so that no deferred sales charge will apply and that there is no deduction for annuity premium taxes. Assume further that at the date of his or her retirement, the annuitant has credited to his or her account 30,000 accumulation units, and that the value of an accumulation unit on the valuation date next following the fourteenth day of the preceding month was $1.150000, producing a total value of $34,500. Assume also that the annuitant elects an option for which the table in the contract indicates the first monthly payment is $6.57 per $1,000 of value applied; the annuitant's first monthly payment would thus be 34.500 multiplied by $6.57, or $226.67.

Assume that the annuity unit value on the due date of the first payment was $1.100000. When this is divided into the first monthly payment, the number of annuity units represented by that payment is determined to be 206.064. The value of this same number of annuity units will be paid in each subsequent month.

Assume further that the accumulation unit value on the valuation date next following the fourteenth day of the succeeding month is $1.160000. This is divided by the accumulation unit value on the preceding monthly valuation date ($1.150000) to produce a ratio of 1.008696. Multiplying this ratio by .997137 to neutralize the assumed investment rate of 3.5% per annum already taken into account in determining annuity units as described above, produces a result of
1.005808. This is then multiplied by the preceding annuity unit value ($1.100000) to produce a current annuity value of $1.106390.

The second monthly payment is then determined by multiplying the fixed number of annuity units (206.064) by the current annuity unit value ($1.106390), which produces a second monthly annuity payment of $227.99.

 INDEPENDENT AUDITORS' REPORT
The Board of Trustees
The Minnesota Mutual Life Insurance Company

  We have audited the accompanying consolidated balance sheets of The Minnesota Mutual Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of operations and policyowners' surplus and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Minnesota Mutual Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ending December 31, 1997 in conformity with generally accepted accounting principles.
  Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                             KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 9, 1998

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 1997 AND 1996

                                     ASSETS

                                                        1997        1996
                                                     ----------- -----------
                                                         (IN THOUSANDS)
Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost
   $4,518,807 and $4,558,975)                        $ 4,719,801 $ 4,674,082
  Held-to-maturity, at amortized cost (fair value
   $1,158,227 and $1,179,112)                          1,088,312   1,125,638
Equity securities, at fair value (cost $537,441 and
 $429,509)                                               686,638     549,797
Mortgage loans, net                                      661,337     608,808
Real estate, net                                          39,964      43,082
Policy loans                                             213,488     204,178
Short-term investments                                   112,352     126,372
Other invested assets                                    216,838      94,647
                                                     ----------- -----------
  Total investments                                    7,738,730   7,426,604
Cash                                                      96,179      57,140
Finance receivables, net                                 211,794     259,192
Deferred policy acquisition costs                        576,030     589,517
Accrued investment income                                 83,439      90,996
Premiums receivable                                       68,030      77,140
Property and equipment, net                               58,123      55,050
Reinsurance recoverables                                 150,126     126,629
Other assets                                              52,852      54,798
Separate account assets                                5,366,810   3,706,256
                                                     ----------- -----------
    Total assets                                     $14,402,113 $12,443,322
                                                     =========== ===========

                     LIABILITIES AND POLICYOWNERS' SURPLUS

Liabilities:
  Policy and contract account balances               $ 4,275,221 $ 4,310,015
  Future policy and contract benefits                  1,687,529   1,638,720
  Pending policy and contract claims                      64,356      70,577
  Other policyowner funds                                416,752     396,848
  Policyowner dividends payable                           55,321      49,899
  Unearned premiums and fees                             202,070     207,111
  Federal income tax liability:
    Current                                               45,300      25,643
    Deferred                                             166,057     149,665
  Other liabilities                                      334,305     286,042
  Notes payable                                          298,000     319,000
  Separate account liabilities                         5,320,517   3,691,374
                                                     ----------- -----------
    Total liabilities                                $12,865,428 $11,144,894
                                                     =========== ===========
Policyowners' surplus:
  Unassigned surplus                                   1,380,012   1,190,116
  Net unrealized investment gains                        156,673     108,312
                                                     ----------- -----------
   Total policyowners' surplus                         1,536,685   1,298,428
                                                     ----------- -----------
    Total liabilities and policyowners' surplus      $14,402,113 $12,443,322
                                                     =========== ===========

          See accompanying notes to consolidated financial statements.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS AND POLICYOWNERS' SURPLUS

YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995

                            STATEMENTS OF OPERATIONS

                                             1997        1996        1995
                                          ----------  ----------  ----------
                                                   (IN THOUSANDS)
Revenues:
  Premiums                                $  615,253  $  612,359  $  603,770
  Policy and contract fees                   272,037     245,966     214,203
  Net investment income                      553,773     530,987     515,047
  Net realized investment gains              114,367      55,574      62,292
  Finance charge income                       43,650      46,932      39,937
  Other income                                71,707      51,630      40,250
                                          ----------  ----------  ----------
    Total revenues                         1,670,787   1,543,448   1,475,499
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyowner benefits                       515,873     541,520     517,771
  Interest credited to policies and con-
   tracts                                    298,033     288,967     297,145
  General operating expenses                 369,961     302,618     273,425
  Commissions                                114,404     103,370      93,465
  Administrative and sponsorship fees         81,750      79,360      76,223
  Dividends to policyowners                   26,776      24,804      27,282
  Interest on notes payable                   24,192      22,798      11,128
  Increase in deferred policy acquisi-
   tion costs                                (26,878)    (19,284)    (34,173)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,404,111   1,344,153   1,262,266
                                          ----------  ----------  ----------
     Income from operations before taxes     266,676     199,295     213,233
  Federal income tax expense (benefit):
    Current                                   84,612      68,033      71,379
    Deferred                                  (7,832)        744      11,995
                                          ----------  ----------  ----------
     Total federal income tax expense         76,780      68,777      83,374
      Net income                          $  189,896  $  130,518  $  129,859
                                          ==========  ==========  ==========

                      STATEMENTS OF POLICYOWNERS' SURPLUS

Policyowners' surplus, beginning of year  $1,298,428  $1,212,850  $  874,577
  Net income                                 189,896     130,518     129,859
  Change in net unrealized investment
   gains and losses                           48,361     (44,940)    208,414
                                          ----------  ----------  ----------
Policyowners' surplus, end of year        $1,536,685  $1,298,428  $1,212,850
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995

                                            1997         1996         1995
                                         -----------  -----------  -----------
                                                   (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income                               $   189,896  $   130,518  $   129,859
Adjustments to reconcile net income to
 net cash provided by operating activi-
 ties:
  Interest credited to annuity and in-
   surance contracts                         276,719      275,968      288,218
  Fees deducted from policy and con-
   tract balances                           (214,803)    (206,780)    (201,575)
  Change in future policy benefits            76,358       84,389      100,025
  Change in other policyowner liabili-
   ties                                        7,597       16,099       (4,762)
  Change in deferred policy acquisition
   costs                                     (19,430)     (15,312)     (29,822)
  Change in premiums due and other re-
   ceivables                                  (9,280)     (26,142)     (18,039)
  Change in federal income tax liabili-
   ties                                        5,277      (12,055)      18,376
  Net realized investment gains             (123,016)     (59,546)     (66,643)
  Other, net                                   8,760       29,987       36,561
                                         -----------  -----------  -----------
    Net cash provided by operating ac-
     tivities                                198,078      217,126      252,198
                                         -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
  Fixed maturity securities, available-
   for-sale                                1,099,114      877,682    1,349,348
  Equity securities                          601,936      352,901      203,493
  Mortgage loans                                 --        15,567        4,315
  Real estate                                  9,279       11,678       15,948
  Other invested assets                       26,877       12,280       10,775
Proceeds from maturities and repayments
 of:
  Fixed maturity securities, available-
   for-sale                                  403,829      329,550      253,576
  Fixed maturity securities, held-to-
   maturity                                  139,394      114,222      127,617
  Mortgage loans                             109,246       94,703      104,730
Purchases of:
  Fixed maturity securities, available-
   for-sale                               (1,498,048)  (1,228,048)  (1,975,130)
  Fixed maturity securities, held-to-
   maturity                                  (82,835)     (60,612)    (140,763)
  Equity securities                         (585,349)    (446,599)    (212,142)
  Mortgage loans                            (157,247)    (108,691)    (209,399)
  Real estate                                 (3,908)      (3,786)     (16,554)
  Other invested assets                      (55,988)     (29,271)     (20,517)
Finance receivable originations or pur-
 chases                                     (115,248)    (175,876)    (167,298)
Finance receivable principal payments        133,762      142,723      123,515
Other, net                                   (88,626)     (40,062)     (19,292)
                                         -----------  -----------  -----------
    Net cash used for investing activi-
     ties                                    (63,812)    (141,639)    (567,778)
                                         -----------  -----------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insur-
 ance contracts                              928,696      657,405      710,525
Withdrawals from annuity and insurance
 contracts                                (1,013,588)    (702,681)    (563,569)
Proceeds from issuance of surplus notes          --           --       124,967
Proceeds from issuance of debt by sub-
 sidiary                                         --        60,000       50,000
Payments on debt by subsidiary               (21,000)     (21,000)     (10,000)
Other, net                                    (3,355)      (6,898)      (3,801)
                                         -----------  -----------  -----------
    Net cash provided by (used for) fi-
     nancing activities                     (109,247)     (13,174)     308,122
                                         -----------  -----------  -----------
Net increase (decrease) in cash and
 short-term investments                       25,019       62,313       (7,458)
Cash and short-term investments, begin-
 ning of year                                183,512      121,199      128,657
                                         -----------  -----------  -----------
Cash and short-term investments, end of
 year                                    $   208,531  $   183,512  $   121,199
                                         ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES


NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(1) NATURE OF OPERATIONS

The Minnesota Mutual Life Insurance Company (the Company), both directly and through its subsidiaries, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.
  The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units which focus on various markets: Individual, Financial Services, Group, and Pension. Revenues in 1997 for these business units were $854,192,000, $284,222,000, $232,619,000 and $114,324,000, respectively. Additional revenues of $185,430,000, were reported by the Company's subsidiaries.
  At December 31, 1997, the Company was one of the 12 largest mutual life insurance company groups in the United States, as measured by total assets. The Company serves nearly seven million people through more than 4,000 associates located at its St. Paul headquarters and in 81 general agencies and 43 regional offices throughout the United States.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The consolidated financial statements include the accounts of The Minnesota Mutual Life Insurance Company and its subsidiaries (collectively, "the Company"). All material intercompany transactions and balances have been eliminated.
  The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, and asset valuations, could cause actual results to differ from the estimates used in the financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.
  Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.
  For traditional life, accident and health and group life products, deferred acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.
  For nontraditional life products and deferred annuities, deferred acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.
  Deferred acquisition costs amortized were $128,176,000, $125,978,000 and $104,940,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Finance charges and interest is suspended when a loan is considered by management to be impaired. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. Fixed maturity securities which may be sold prior to maturity are classified as available-for-sale and are carried at fair value.
  Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company. These contributions are carried at the market value of the underlying net assets of the funds.
  Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral. Interest income on impaired mortgage loans is recorded on an accrual basis. However, when the likelihood of collection is doubtful, interest income is recognized when received.
  Fair values of fixed maturity securities and equity securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services which specialize in matrix pricing and modeling techniques for estimating fair values. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.
  Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 1997 and 1996, was $6,269,000 and $5,968,000, respectively.
  Policy loans are carried at the unpaid principal balance.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Derivative Financial Instruments
The Company entered into equity swaps in 1996 as part of an overall risk management strategy. The swaps were used to hedge exposure to market risk on $400,000,000 of the Company's common stock portfolio. The swaps were based upon certain stock indices. If, at the time of settlement for a particular swap, the designated stock index had fallen below a specified level, the counterparty would pay the Company an amount based upon the decline in the index and the stock portfolio value protected by the swap. If, at the time of settlement, the designated stock index had risen, the Company would pay the counterparty an amount based upon the increase in the index and 25% of the stock portfolio value protected by the swap. The equity swaps were settled with the counterparties in August of 1997.
  The swaps were carried at fair value, which were based upon dealer quotes. Changes in fair value were recorded directly in policyowners' surplus. Upon settlement of the swaps, gains or losses were recognized in income. The Company realized a loss of approximately $31 million in 1997, upon settlement of these equity swaps.
  The Company began investing in international bonds denominated in foreign currencies in 1997. The Company uses forward foreign exchange currency contracts as part of its risk management strategy for international investments. The forward foreign exchange currency contracts are used to reduce market risks from changes in foreign exchange rates. These forward foreign exchange currency contracts are agreements to purchase a specified amount of one currency in exchange for a specified amount of another currency at a future point in time at a foreign exchange currency rate agreed upon on the contract open date. No cash is exchanged at the outset of the contract and no payments are made by either party until the contract close date. On the contract close date the contracted amount of the purchased currency is received from the counterparty and the contracted amount of the sold currency is sent to the counterparty. These contracts are generally short-term in nature and there is no material exposure to the Company at December 31, 1997.

Capital Gains and Losses
Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.
  Changes in the fair value of fixed maturity securities available-for-sale and equity securities are recorded as a separate component of policyowners' surplus, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $90,926,000 and $81,962,000 at December 31, 1997 and 1996, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expenses for the years ended December 31, 1997, 1996 and 1995, were $8,965,000, $6,454,000 and $5,941,000, respectively.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyowners and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.
  The Company periodically invests money in its separate accounts. The market value of such investments is included with separate account assets and amounted to $46,293,000 and $14,882,000 as of December 31, 1997 and 1996, respectively.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Policyowner Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments, and charges assessed for the cost of insurance, policy administration and surrenders.
  Future policy and contract benefits are comprised of reserves for traditional life, group life, and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity, and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.
  Other policyowner funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Participating Business
Substantially all of the Company's premium revenues are derived from participating policies. Dividends and other discretionary payments are declared by the Board of Trustees based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors, and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums.

Income Taxes
Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Reclassifications
Certain 1996 and 1995 financial statement balances have been reclassified to conform with the 1997 presentation.

(3) INVESTMENTS

Net investment income for the years ended December 31 was as follows:

                             1997      1996      1995
                           --------  --------  --------
                                 (IN THOUSANDS)
Fixed maturity securities  $457,391  $433,985  $426,114
Equity securities            16,182    14,275     8,883
Mortgage loans               55,929    63,865    58,943
Real estate                    (407)     (475)      497
Policy loans                 15,231    13,828    12,821
Short-term investments        6,995     6,535     6,716
Other invested assets         3,871     4,901     5,168
                           --------  --------  --------
  Gross investment income   555,192   536,914   519,142
Investment expenses          (1,419)   (5,927)   (4,095)
                           --------  --------  --------
    Total                  $553,773  $530,987  $515,047
                           ========  ========  ========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3) INVESTMENTS (CONTINUED)

  Net realized capital gains (losses) for the years ended December 31 were as follows:

                             1997    1996     1995
                           -------- -------  -------
                                (IN THOUSANDS)
Fixed maturity securities  $  3,711 $(6,536) $24,025
Equity securities            92,765  57,770   36,374
Mortgage loans                2,011    (721)    (207)
Real estate                   1,598   7,088    2,436
Other invested assets        14,282  (2,027)    (336)
                           -------- -------  -------
    Total                  $114,367 $55,574  $62,292
                           ======== =======  =======

  Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  1997      1996      1995
                                                --------  --------  --------
                                                      (IN THOUSANDS)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 18,804  $ 19,750  $ 34,898
  Gross realized losses                          (15,093)  (26,286)  (10,873)
Equity securities:
  Gross realized gains                           151,200    79,982    52,670
  Gross realized losses                          (27,672)  (22,212)  (16,296)

  Net unrealized gains (losses) included in policyowners' surplus at December 31 were as follows:

                                                   1997       1996
                                                 ---------  --------
                                                   (IN THOUSANDS)
Gross unrealized gains                           $ 472,671  $314,576
Gross unrealized losses                           (118,863)  (77,337)
Adjustment to deferred acquisition costs          (100,299)  (65,260)
Adjustment to unearned policy and contract fees    (13,087)   (8,192)
Deferred federal income taxes                      (83,749)  (55,475)
                                                 ---------  --------
  Net unrealized gains                           $ 156,673  $108,312
                                                 =========  ========

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3) INVESTMENTS (CONTINUED)

  The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                               GROSS UNREALIZED
                                    AMORTIZED  -----------------    FAIR
                                       COST     GAINS    LOSSES    VALUE
                                    ---------- -------- -------- ----------
                                                (IN THOUSANDS)
DECEMBER 31, 1997
Available-for-sale:
  United States government and gov-
   ernment agencies and authorities $  239,613 $ 18,627 $    --  $  258,240
  Foreign governments                    1,044      --        29      1,015
  Corporate securities               2,273,474  216,056   70,484  2,419,046
  International bond securities        150,157    2,565   23,530    129,192
  Mortgage-backed securities         1,854,519   66,934    9,145  1,912,308
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,518,807  304,182  103,188  4,719,801
  Equity securities--unaffiliated      421,672  134,558   14,575    541,655
  Equity securities--affiliated        115,769   29,214      --     144,983
                                    ---------- -------- -------- ----------
    Total equity securities            537,441  163,772   14,575    686,638
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,056,248  467,954  117,763  5,406,439
Held-to maturity:
  Corporate securities                 893,407   59,850      752    952,505
  Mortgage-backed securities           194,905   10,817      --     205,722
                                    ---------- -------- -------- ----------
    Total held-to-maturity           1,088,312   70,667      752  1,158,227
                                    ---------- -------- -------- ----------
      Total                         $6,144,560 $538,621 $118,515 $6,564,666
                                    ========== ======== ======== ==========
DECEMBER 31, 1996
Available-for-sale:
  United States government and gov-
   ernment agencies and authorities $  302,820 $  2,397 $  6,756 $  298,461
  State, municipalities, and polit-
   ical subdivisions                    11,296      759      --      12,055
  Foreign governments                    1,926      --        54      1,872
  Corporate securities               2,450,126  115,846   19,554  2,546,418
  Mortgage-backed securities         1,792,807   64,834   42,365  1,815,276
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,558,975  183,836   68,729  4,674,082
  Equity securities--unaffiliated      353,983  107,172    5,168    455,987
  Equity securities--affiliated         75,526   18,284      --      93,810
                                    ---------- -------- -------- ----------
    Total equity securities            429,509  125,456    5,168    549,797
                                    ---------- -------- -------- ----------
      Total available-for-sale       4,988,484  309,292   73,897  5,223,879
Held-to maturity:
  Corporate securities                 904,994   50,187    3,130    952,051
  Mortgage-backed securities           220,644    7,833    1,416    227,061
                                    ---------- -------- -------- ----------
    Total held-to-maturity           1,125,638   58,020    4,546  1,179,112
                                    ---------- -------- -------- ----------
      Total                         $6,114,122 $367,312 $ 78,443 $6,402,991
                                    ========== ======== ======== ==========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997 by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                   AVAILABLE-FOR-SALE     HELD-TO-MATURITY
                                  --------------------- ---------------------
                                  AMORTIZED     FAIR    AMORTIZED     FAIR
                                     COST      VALUE       COST      VALUE
                                  ---------- ---------- ---------- ----------
                                                (IN THOUSANDS)
Due in one year or less           $   47,387 $   44,198 $    2,982 $    3,004
Due after one year through five
 years                               335,383    354,936    120,846    124,461
Due after five years through ten
 years                             1,355,665  1,416,149    317,689    337,322
Due after ten years                  925,853    992,210    451,890    487,718
                                  ---------- ---------- ---------- ----------
                                   2,664,288  2,807,493    893,407    952,505
Mortgage-backed securities         1,854,519  1,912,308    194,905    205,722
                                  ---------- ---------- ---------- ----------
  Total                           $4,518,807 $4,719,801 $1,088,312 $1,158,227
                                  ========== ========== ========== ==========

  At December 31, 1997 and 1996, bonds and certificates of deposit with a carrying value of $8,000,000 and $12,934,000, respectively, were on deposit with various regulatory authorities as required by law.
  Allowances for credit losses on investment are reflected on the consolidated balance sheets as a reduction of the related assets and were as follows:

                         1997    1996
                        ------- -------
                        (IN THOUSANDS)
Mortgage loans          $ 1,500 $ 1,895
Foreclosed real estate      --      535
Investment real estate    2,248   2,529
                        ------- -------
  Total                 $ 3,748 $ 4,959
                        ======= =======

  At December 31, 1997, the recorded investment in mortgage loans that were considered to be impaired was $18,400 before allowance for credit losses. These impaired loans, due to adequate fair market value of underlying collateral, do not have an allowance for credit losses.
  At December 31, 1996, the recorded investment in mortgage loans that were considered to be impaired was $6,518,000 before allowance for credit losses. Included in this amount is $2,225,000 of impaired loans, for which the related allowance for credit losses is $395,000 and $4,293,000 of impaired loans that, as a result of adequate fair market value of underlying collateral, do not have an allowance for credit losses.
  In addition to the allowance for credit losses on impaired mortgage loans, a general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 1997 and 1996.
  Changes in the allowance for credit losses on mortgage loans were as follows:

                               1997    1996    1995
                              ------  ------  ------
                                 (IN THOUSANDS)
Balance at beginning of year  $1,895  $1,711  $2,449
Provision for credit losses      --      381     127
Charge-offs                     (395)   (197)   (865)
                              ------  ------  ------
  Balance at end of year      $1,500  $1,895  $1,711
                              ======  ======  ======

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  Below is a summary of interest income on impaired mortgage loans.

                                                          1997   1996   1995
                                                         ------ ------ -------
                                                            (IN THOUSANDS)
Average impaired mortgage loans                          $3,268 $9,375 $15,845
Interest income on impaired mortgage loans--contractual     556  1,796   1,590
Interest income on impaired mortgage loans--collected       554  1,742   1,515

(4) NOTES RECEIVABLE

In connection with the Company's planned construction of an additional home office facility in St. Paul, the Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of Saint Paul, Minnesota (HRA) in November, 1997. A maximum of $15 million in funds is available under this loan for condemnation and demolition of the Company's proposed building site. The note bears interest at a rate of 8.625%, with principal payments commencing February 2004 and a maturity date of August 2025. Interest payments are accrued and are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 1997 HRA has drawn $286,775 on this loan contingency agreement and accrued interest of $1,374.

(5) NET FINANCE RECEIVABLES

Finance receivables as of December 31 were as follows:

                                       1997      1996
                                     --------  --------
                                      (IN THOUSANDS)
Direct installment loans             $183,424  $204,038
Retail installment notes               20,373    30,843
Retail revolving credit                25,426    24,863
Credit card receivables                   --      3,541
Accrued interest                        3,116     3,404
                                     --------  --------
 Gross receivables                   $232,339  $266,689
Allowance for uncollectible amounts   (20,545)   (7,497)
                                     --------  --------
  Finance receivables, net           $211,794  $259,192
                                     ========  ========

  Direct installment loans at December 31, 1997 consisted of $83,836,000 of discount basis loans (net of unearned finance charges) and $99,588,00 of interest-bearing loans. As of December 31, 1996, discount basis loans amounted to $93,127,000 and interest-bearing loans amounted to $110,911,000. Direct installment loans generally have a maximum term of 84 months. Retail installment notes are principally discount basis, arise from the sale of household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $65 million and $69 million of real estate secured loans at December 31, 1997 and 1996, respectively. Revolving credit loans included approximately $24 million and $23 million of real estate secured loans at December 31, 1997 and 1996, respectively. Experience has shown that a substantial portion of finance receivables will be renewed, converted or paid in full prior to maturity.
  Principal cash collections of direct installment loans amounted to $90,940,000, $92,438,000 and $75,865,000 and the percentage of these cash collections to the average net balances were 47%, 48%, and 47% for the years ended December 31, 1997, 1996 and 1995, respectively.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(5) NET FINANCE RECEIVABLES (CONTINUED)

  Changes in the allowance for uncollectible amounts for the years ended December 31 were as follows:

                                1997      1996     1995
                              --------  --------  -------
                                   (IN THOUSANDS)
Balance at beginning of year  $  7,497  $  6,377  $ 5,360
Provision for credit losses     28,206    10,086    6,140
Charge-offs                    (17,869)  (11,036)  (6,585)
Recoveries                       2,711     2,070    1,462
                              --------  --------  -------
  Balance at end of year      $ 20,545  $  7,497  $ 6,377
                              ========  ========  =======

  At December 31, 1997, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 1997 and the related allowance for credit losses was as follows:

                                     INSTALLMENT REVOLVING
                                        LOANS     CREDIT   TOTAL
                                     ----------- --------- ------
                                            (IN THOUSANDS)
Balances at December 31, 1997          $7,723     14,492   22,215
Related allowance for credit losses    $4,200      7,772   11,972

  All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 1997. The average balances of impaired loans during the year ended December 31, 1997 was $7,397,000 and $12,793,000, respectively, for installment basis and revolving credit direct loans.
  There were no material commitments to lend additional funds to customers whose loans were classified as non-accrual at December 31, 1997.

(6) INCOME TAXES

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                  1997     1996     1995
                                                 -------  -------  -------
                                                     (IN THOUSANDS)
Computed tax expense                             $93,337  $69,753  $74,631
Difference between computed and actual tax ex-
 pense:
  Dividends received deduction                    (5,573)  (2,534)  (1,710)
  Special tax on mutual life insurance companies   3,341    2,760   10,134
  MF&C sale                                       (4,408)     --       --
  Foundation gain                                 (4,042)  (1,260)    (540)
  Tax credits                                     (3,600)  (3,475)  (1,840)
  Expense adjustments and other                   (2,275)   3,533    2,699
                                                 -------  -------  -------
    Total tax expense                            $76,780  $68,777  $83,374
                                                 =======  =======  =======

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6) INCOME TAXES (CONTINUED)

  The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        1997     1996
                                                      -------- --------
                                                       (IN THOUSANDS)
Deferred tax assets:
  Policyowner liabilities                             $ 14,374 $ 15,854
  Unearned fee income                                   49,274   43,232
  Pension and post-retirement benefits                  23,434   21,815
  Tax deferred policy acquisition costs                 73,134   58,732
  Net realized capital losses                            9,609    8,275
  Other                                                 20,524   19,229
                                                      -------- --------
    Gross deferred tax assets                          190,349  167,137
Deferred tax liabilities:
  Deferred policy acquisition costs                    201,611  206,331
  Real estate and property and equipment depreciation   11,165   10,089
  Basis difference on investments                       11,061    8,605
  Net unrealized capital gains                         122,876   81,339
  Other                                                  9,693   10,438
                                                      -------- --------
    Gross deferred tax liabilities                     356,406  316,802
                                                      -------- --------
      Net deferred tax liability                      $166,057 $149,665
                                                      ======== ========

  A valuation allowance for deferred tax assets was not considered necessary as of December 31, 1997 and 1996, because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.
  Income taxes paid for the years ended December 31, 1997, 1996 and 1995, were $97,721,000, $79,026,000 and $64,390,000, respectively.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Activity in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                  1997     1996     1995
                                -------- -------- --------
                                      (IN THOUSANDS)
Balance at January 1            $416,910 $377,302 $349,311
  Less: reinsurance recoverable  102,161   80,333   61,624
                                -------- -------- --------
Net balance at January 1         314,749  296,969  287,687
                                -------- -------- --------
Incurred related to:
  Current year                   121,153  134,727  129,896
  Prior years                      7,809    4,821   (4,014)
                                -------- -------- --------
Total incurred                   128,962  139,548  125,882
                                -------- -------- --------
Paid related to:
  Current year                    51,275   51,695   47,620
  Prior years                     57,475   70,073   68,980
                                -------- -------- --------
Total paid                       108,750  121,768  116,600
                                -------- -------- --------
Net balance at December 31       334,961  314,749  296,969
  Plus: reinsurance recoverable  104,716  102,161   80,333
                                -------- -------- --------
Balance at December 31          $439,677 $416,910 $377,302
                                ======== ======== ========

  The liability for unpaid accident and health claims and claim adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.
  As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased (decreased) by $7,809, $4,821 and ($4,014) in 1997, 1996 and 1995,
respectively. These amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

(8) EMPLOYEE BENEFIT PLANS

Pension Plans
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.
  Net periodic pension cost for the years ended December 31 included the following components:

                                                   1997      1996      1995
                                                  -------  --------  --------
                                                       (IN THOUSANDS)
Service cost-benefits earned during the period    $ 6,462  $  6,019  $  5,294
Interest accrued on projected benefit obligation    9,640     8,541     7,935
Actual return on plan assets                       (9,575)  (12,619)  (18,061)
Net amortization and deferral                         656     4,698    11,811
                                                  -------  --------  --------
  Net periodic pension cost                       $ 7,183  $  6,639  $  6,979
                                                  =======  ========  ========

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(8) EMPLOYEE BENEFIT PLANS (CONTINUED)

  The funded status for the Company's plans as of December 31 was calculated as follows:

                                           FUNDED PLANS      UNFUNDED PLANS
                                         ------------------  ----------------
                                           1997      1996     1997     1996
                                         --------  --------  -------  -------
                                                  (IN THOUSANDS)
Actuarial present value of benefit ob-
 ligations:
  Vested benefit obligation              $ 70,638  $ 61,328  $   --   $   --
  Non-vested benefit obligation            21,252    19,119    8,017    5,912
                                         --------  --------  -------  -------
    Accumulated benefit obligation       $ 91,890  $ 80,447  $ 8,017  $ 5,912
                                         ========  ========  =======  =======
Pension liability included in other li-
 abilities:
  Projected benefit obligation           $130,144  $117,836  $15,744  $12,576
  Plan assets at fair value               128,970   115,107      --       --
                                         --------  --------  -------  -------
  Plan assets less then projected bene-
   fit obligation                           1,174     2,729   15,744   12,576
  Unrecognized net gain (loss)              6,061     3,633   (4,229)  (2,332)
  Unrecognized prior service cost            (334)     (364)     --       --
  Unamortized transition asset (obliga-
   tion)                                    2,202     2,422   (7,682)  (8,451)
  Additional minimum liability                --        --     4,184    4,119
                                         --------  --------  -------  -------
    Net pension liability                $  9,103  $  8,420  $ 8,017  $ 5,912
                                         ========  ========  =======  =======

  A weighted average discount rate of 7.5% and a weighted average rate of increase in future compensation levels of 5.3% were used in determining the actuarial present value of the projected benefit obligation at December 31, 1997 and 1996. The assumed long-term rate of return on plan assets was either 8.5% or 7.5%, depending on the plan.

Profit Sharing Plans
The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the trustees of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 1997, 1996 and 1995 of $7,173,000, $6,092,000 and $6,595,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

Postretirement Benefits Other than Pensions
The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

  Components of net periodic postretirement benefit cost for the years ended December 31 were as follows:

                                                   1997    1996    1995
                                                  ------  ------  ------
                                                     (IN THOUSANDS)
Service cost-benefits earned during the period    $1,008  $1,011  $1,276
Interest accrued on projected benefit obligation   1,826   2,041   2,452
Amortization of prior service cost                  (526)   (513)   (513)
Amortization of net gain                            (480)   (177)    --
                                                  ------  ------  ------
  Net periodic postretirement benefit cost        $1,828  $2,362  $3,215
                                                  ======  ======  ======

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(8) EMPLOYEE BENEFIT PLANS (CONTINUED)

  The accumulated postretirement benefit obligation and the accrued postretirement benefit liability for the years ended December 31 were as follows:

                                                         1997    1996
                                                        ------- -------
                                                        (IN THOUSANDS)
Accumulated postretirement benefit obligation
  Retirees                                              $ 9,333 $10,238
  Other fully eligible plan participants                  4,861   4,594
  Other active plan participants                          9,738   9,514
                                                        ------- -------
    Total accumulated postretirement benefit obligation  23,932  24,346
  Unrecognized prior service cost                         3,680   4,107
  Unrecognized net gain                                  11,290   9,880
                                                        ------- -------
    Accrued postretirement benefit liability            $38,902 $38,333
                                                        ======= =======

  The discount rate used in determining the accumulated postretirement benefit obligation for 1997 and 1996 was 7.5%. The 1997 net health care cost trend rate was 8.5%, graded to 5.5% over 6 years, and the 1996 rate was 9.0%, graded to 5.5% over 7 years.
  The assumptions presented herein are based on pertinent information available to management as of December 31, 1997 and 1996. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31,1997 by $4,323,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 1997 by $588,000.


(9) SALE OF SUBSIDIARY

On October 1, 1997, the Company sold Minnesota Fire and Casualty Company (MFC), a wholly owned subsidiary to Harleysville Group, Inc. The Company received net cash proceeds of approximately $33.5 million from the sale, and realized a gain of approximately $14.5 million. HomePlus Insurance Company (HomePlus), a previously wholly owned subsidiary of MFC, was excluded from the sale of assets. In accordance with the agreement, prior to September 30,1997, MFC made a distribution of private placement bonds to the Company with an amortized cost of approximately $4.3 million and transferred all issued and outstanding shares of HomePlus to the Company. The carrying value of the transferred shares was approximately $5.8 million. Under an administrative services agreement with MFC, the Company has retained MFC to provide financial and other services for HomePlus.

(10) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.
  Reinsurance is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10) REINSURANCE (CONTINUED)

  The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       1997      1996      1995
                     --------  --------  --------
                           (IN THOUSANDS)
Direct premiums      $595,686  $615,098  $600,841
Reinsurance assumed    78,097    64,489    64,792
Reinsurance ceded     (58,530)  (67,228)  (61,863)
                     --------  --------  --------
  Net premiums       $615,253  $612,359  $603,770
                     ========  ========  ========

  Reinsurance recoveries on ceded reinsurance contracts were $58,072,000, $72,330,000 and $58,338,000 during 1997, 1996 and 1995 respectively.

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 1997 and 1996. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
  Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages and derivatives. The carrying amounts for policy loans, cash, short term investments, and finance receivables approximate the assets' fair values.
  The interest rates on the finance receivables outstanding as of December 31, 1997 and 1996, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 1997 and 1996, approximate the fair value for those respective dates.
  The fair values of deferred annuities, annuity certain contracts, and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 1997 and 1996 as those investments contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments. The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.
  Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

  The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                    1997                  1996
                            --------------------- ---------------------
                             CARRYING     FAIR     CARRYING     FAIR
                              AMOUNT     VALUE      AMOUNT     VALUE
                            ---------- ---------- ---------- ----------
                                          (IN THOUSANDS)
Fixed maturity securities:
  Available-for-sale        $4,719,801 $4,719,801 $4,674,082 $4,674,082
  Held-to-maturity           1,088,312  1,158,227  1,125,638  1,179,112
Equity securities              686,638    686,638    549,797    549,797
Mortgage loans:
  Commercial                   506,860    527,994    432,198    445,976
  Residential                  154,477    158,334    176,610    180,736
Policy loans                   213,488    213,488    204,178    204,178
Short-term investments         112,352    112,352    126,372    126,372
Cash                            96,179     96,179     57,140     57,140
Finance receivables, net       211,794    211,794    259,192    259,192
Derivatives                      1,457      1,457      1,197      1,197
                            ---------- ---------- ---------- ----------
    Total financial assets  $7,791,358 $7,886,264 $7,606,404 $7,677,782
                            ========== ========== ========== ==========

  The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         1997                  1996
                                 --------------------- ---------------------
                                  CARRYING     FAIR     CARRYING     FAIR
                                   AMOUNT     VALUE      AMOUNT     VALUE
                                 ---------- ---------- ---------- ----------
                                               (IN THOUSANDS)
Deferred annuities               $2,131,806 $2,112,301 $2,178,355 $2,152,636
Annuity certain contracts            55,431     57,017     52,636     53,962
Other fund deposits                 754,960    753,905    808,592    805,709
Guaranteed investment contracts       8,188      8,187     18,770     18,866
Supplementary contracts without
 life contingencies                  46,700     45,223     47,966     47,536
Notes payable                       298,000    302,000    319,000    325,974
                                 ---------- ---------- ---------- ----------
  Total financial liabilities    $3,295,085 $3,278,633 $3,425,319 $3,404,683
                                 ========== ========== ========== ==========

(12) NOTES PAYABLE

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyowners' interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce of the State of Minnesota. The approved accrued interest was $3,008,000 as of December 31, 1997 and 1996. The issuance costs of $1,357,000 are deferred and amortized over 30 years on straight-line basis.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(12) NOTES PAYABLE (CONTINUED)

  Notes payable as of December 31 were as follows:

                                                            1997     1996
                                                          -------- --------
                                                           (IN THOUSANDS)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.53%-8.77%, through
 2003                                                      173,000  194,000
                                                          -------- --------
  Total notes payable                                     $298,000 $319,000
                                                          ======== ========

  At December 31, 1997, the aggregate minimum annual notes payable maturities for the next five years were as follows: 1998, $31,000,000; 1999 $49,000,000;
2000 $33,000,000; 2001 $26,000,000; 2002 $22,000,000.
  Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 1997.
  Interest paid on debt for the years ended December 31, 1997, 1996 and 1995, was $18,197,000, $21,849,000 and $6,504,000, respectively.

(13) COMMITMENTS AND CONTINGENCIES

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company.
  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.
  The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $279,978,000 as of December 31, 1997. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.
  The Company has long-term commitments to fund venture capital and real estate investments totaling $139,774,000 as of December 31, 1997. The Company estimates that $51,300,000 of these commitments will be invested in 1998, with the remaining $88,474,000 invested over the next four years.
  As of December 31, 1997, the Company had committed to purchase bonds and mortgage loans totaling $109,362,000 but had not completed the purchase transactions.
  At December 31, 1997, the Company had guaranteed the payment of $73,100,000 in policyowner dividends and discretionary amounts payable in 1998. The Company has pledged bonds, valued at $75,774,000 to secure this guarantee.
  The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. An asset is recorded for the amount of guaranty fund assessments paid which can be recovered through future premium tax credits.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(14) STATUTORY FINANCIAL DATA

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy. Therefore, fundamental differences exist between statutory and GAAP accounting, and their effects on income and policyowners' surplus are illustrated below:

                           POLICYOWNERS' SURPLUS           NET INCOME
                           ----------------------  ----------------------------
                              1997        1996       1997      1996      1995
                           ----------  ----------  --------  --------  --------
                                            (IN THOUSANDS)
Statutory basis            $  870,688  $  682,886  $167,078  $115,797  $ 88,706
Adjustments:
  Deferred policy acquisi-
   tion costs                 576,030     589,517    19,430    15,312    29,822
  Net unrealized invest-
   ment gains                 199,637     111,575       --        --        --
  Statutory asset valua-
   tion reserve               242,100     240,474       --        --        --
  Statutory interest main-
   tenance reserve             24,169      24,707      (538)   (8,192)   12,976
  Premiums and fees de-
   ferred or receivable       (74,025)    (75,716)    2,175     1,587       497
  Change in reserve basis     108,105      98,406     9,699    20,114    12,382
  Separate accounts           (51,172)    (40,755)   (6,272)   (6,304)     (854)
  Unearned policy and con-
   tract fees                (126,477)   (121,843)  (12,825)   (2,530)   (4,410)
  Surplus notes              (125,000)   (125,000)      --        --        --
  Net deferred taxes         (166,057)   (149,665)    7,832      (744)  (11,995)
  Nonadmitted assets           32,611      31,531       --        --        --
  Policyowner dividends        60,036      57,765     2,708       502     4,660
  Other                       (33,960)    (25,454)      609    (5,024)   (1,925)
                           ----------  ----------  --------  --------  --------
    As reported in the
     accompanying
     consolidated
     financial statements  $1,536,685  $1,298,428  $189,896  $130,518  $129,859
                           ==========  ==========  ========  ========  ========

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I

       SUMMARY OF INVESTMENTS--OTHER THAN INVESTMENTS IN RELATED PARTIES

                               DECEMBER 31, 1997

                                                                   AS SHOWN
                                                       MARKET   ON THE BALANCE
TYPE OF INVESTMENT                         COST(3)     VALUE       SHEET(1)
------------------                        ---------- ---------- --------------
                                                     (IN THOUSANDS)
Bonds:
  United States government and government
   agencies and authorities               $  239,613 $  258,240   $  258,240
  Foreign governments                          1,044      1,015        1,015
  Public utilities                           385,228    406,920      398,887
  Mortgage-backed securities               2,049,424  2,118,030    2,107,213
  All other corporate bonds                2,931,810  3,093,823    3,042,758
                                          ---------- ----------   ----------
    Total bonds                            5,607,119  5,878,028    5,808,113
                                          ---------- ----------   ----------
Equity securities:
  Common stocks:
    Public utilities                           7,732     10,090       10,090
    Banks, trusts and insurance companies     37,217     47,120       47,120
    Industrial, miscellaneous and all
     other                                   354,317    460,170      460,170
  Nonredeemable preferred stocks              22,406     24,275       24,275
                                          ---------- ----------   ----------
      Total equity securities                421,672    541,655      541,655
                                          ---------- ----------   ----------
Mortgage loans on real estate                661,337     xxxxxx      661,337
Real estate(2)                                39,964     xxxxxx       39,964
Policy loans                                 213,488     xxxxxx      213,488
Other long-term investments                  216,838     xxxxxx      216,838
Short-term investments                       112,352     xxxxxx      112,352
                                          ---------- ----------   ----------
      Total                                1,243,979        --    $1,243,979
                                          ---------- ----------   ----------
Total investments                         $7,272,770 $6,419,683   $7,593,747
                                          ========== ==========   ==========

-------
(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $-0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                   AS OF DECEMBER 31,
                   ----------------------------------------------------
                               FUTURE POLICY
                    DEFERRED      BENEFITS                OTHER POLICY
                     POLICY    LOSSES, CLAIMS              CLAIMS AND
                   ACQUISITION AND SETTLEMENT  UNEARNED     BENEFITS
SEGMENT               COSTS     EXPENSES(1)   PREMIUMS(2)   PAYABLE
-------            ----------- -------------- ----------- -------------
                                    (IN THOUSANDS)
1997:
 Life insurance     $434,012     $2,229,396    $166,704     $42,627
 Accident and
 health insurance     70,593        466,109      34,250      17,153
 Annuity              71,425      3,266,965         --        4,576
 Property and
 liability
 insurance               --             280       1,116         --
                    --------     ----------    --------     -------
                    $576,030     $5,962,750    $202,070     $64,356
                    ========     ==========    ========     =======
1996:
 Life insurance     $456,461     $2,123,148    $149,152     $51,772
 Accident and
 health insurance     62,407        437,118      33,770      18,774
 Annuity              70,649      3,360,614         --           31
 Property and
 liability
 insurance               --          27,855      24,189         --
                    --------     ----------    --------     -------
                    $589,517     $5,948,735    $207,111     $70,577
                    ========     ==========    ========     =======
1995:
 Life insurance     $430,829     $2,009,154    $151,864     $41,212
 Accident and
 health insurance     55,888        400,950      34,847      14,567
 Annuity              53,015      3,401,760         --           33
 Property and
 liability
 insurance               --          30,117      23,783         --
                    --------     ----------    --------     -------
                    $539,732     $5,841,981    $210,494     $55,812
                    ========     ==========    ========     =======

                                      FOR THE YEARS ENDED DECEMBER 31,
                   ----------------------------------------------------------------------
                                                        AMORTIZATION
                                           BENEFITS,    OF DEFERRED
                                 NET     CLAIMS, LOSSES    POLICY      OTHER
                    PREMIUM   INVESTMENT AND SETTLEMENT ACQUISITION  OPERATING  PREMIUMS
SEGMENT            REVENUE(3)   INCOME      EXPENSES       COSTS     EXPENSES  WRITTEN(4)
-------            ---------- ---------- -------------- ------------ --------- ----------
                                          (IN THOUSANDS)
1997:
 Life insurance     $576,468   $247,267     $476,747      $102,473   $345,938
 Accident and
 health insurance    205,869     40,343       87,424         9,451    101,960
 Annuity              64,637    261,768      242,738        16,252    129,263
 Property and
 liability
 insurance            40,316      4,395       33,773           --      13,146    43,376
                    --------   --------     --------      --------   --------   -------
                    $887,290   $553,773     $840,682      $128,176   $590,307   $43,376
                    ========   ========     ========      ========   ========   =======
1996:
 Life insurance     $568,874   $223,762     $478,228      $ 97,386   $290,525
 Accident and
 health insurance    160,097     34,202       96,743        14,017     87,222
 Annuity              79,245    267,473      243,387        14,575    111,366
 Property and
 liability
 insurance            50,109      5,550       36,933           --      19,033    50,515
                    --------   --------     --------      --------   --------   -------
                    $858,325   $530,987     $855,291      $125,978   $508,146   $50,515
                    ========   ========     ========      ========   ========   =======
1995:
 Life insurance     $540,353   $203,487     $454,299      $ 80,896   $266,090
 Accident and
 health insurance    153,505     33,358       93,482        11,448     83,345
 Annuity              74,899    272,499      260,854        12,596     86,716
 Property and
 liability
 insurance            49,216      5,703       33,563           --      18,090    51,133
                    --------   --------     --------      --------   --------   -------
                    $817,973   $515,047     $842,198      $104,940   $454,241   $51,133
                    ========   ========     ========      ========   ========   =======

-----
(1) Includes policy and contract account balances
(2) Includes unearned policy and contract fees
(3) Includes policy and contract fees
(4) Applies only to property and liability insurance

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  SCHEDULE IV

                                  REINSURANCE

              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                            PERCENTAGE
                                        CEDED TO     ASSUMED                OF AMOUNT
                                          OTHER    FROM OTHER      NET      ASSUMED TO
                          GROSS AMOUNT  COMPANIES   COMPANIES     AMOUNT       NET
                          ------------ ----------- ----------- ------------ ----------
                                                 (IN THOUSANDS)
1997:
 Life insurance in force  $118,345,796 $14,813,351 $29,341,332 $132,873,777    22.1%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    340,984 $    30,547 $    63,815 $    374,252    17.1%
   Accident and health
    insurance                  175,647      16,332       1,310      160,625     0.8%
   Annuity                      40,060          --          --       40,060      --
   Property and liability
    insurance                   38,995      11,651      12,972       40,316    32.2%
                          ------------ ----------- ----------- ------------
     Total premiums       $    595,686 $    58,530 $    78,097 $    615,253    12.7%
                          ============ =========== =========== ============
1996:
 Life insurance in force  $116,445,975 $15,164,764 $22,957,287 $124,238,498    18.5%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    347,056 $    45,988 $    63,044 $    364,112    17.3%
   Accident and health
    insurance                  174,219      15,511       1,389      160,097     0.9%
   Annuity                      38,041          --          --       38,041      --
   Property and liability
    insurance                   55,782       5,729          56       50,109     0.1%
                          ------------ ----------- ----------- ------------
     Total premiums       $    615,098 $    67,228 $    64,489 $    612,359    10.5%
                          ============ =========== =========== ============
1995:
 Life insurance in force  $106,228,277 $15,620,303 $24,289,241 $114,897,215    21.1%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    342,433 $    44,778 $    62,169 $    359,824    17.3%
   Accident and health
    insurance                  163,412      12,296       2,389      153,505     1.6%
   Annuity                      41,225          --          --       41,225      --
   Property and liability
    insurance                   53,771       4,789         234       49,216     0.5%
                          ------------ ----------- ----------- ------------
     Total premiums       $    600,841 $    61,863 $    64,792 $    603,770    10.7%
                          ============ =========== =========== ============